February 22, 1996



Investors enjoyed a very favorable financial market environment throughout 1995. Declining interest rates and strong corporate profits provided a boon for stock and bond investors. True to its very low risk profile, the Gateway Index Plus Fund marched steadily forward, posting a total return of 11.04% for the year.

As we look into 1996, many of the same conditions exist that drove the financial markets in 1995, although at a more moderate level. Expectations of lower interest rates and continued low levels of inflation suggest that the financial markets may deliver worthwhile returns again in 1996. Gateway's Index Plus Fund's hedged strategy is well equipped to fulfill its dual objec-tives of providing competitive returns while reducing the risk factors that otherwise affect stock investors.

We encourage you to read the co-portfolio managers' report. Then consider the Index Plus Fund's risk-reduction strategy in light of your own expecta-tions for 1996. If you are at all uncertain about the future, then the Index Plus Fund's unique risk/reward relationship may make it your best choice for the months ahead.

Our managers and staff remain dedicated to delivering competitive returns at very low levels of risk.

Sincerely,

/s/ Walter G. Sall

Walter G. Sall
Chairman

-----------------------------------------------
MEMBER OF
===============================================
100% NO-LOAD(TM) MUTUAL FUND COUNCIL
===============================================




             [THE GATEWAY TRUST LOGO]
                  P.O. BOX 5211
            CINCINNATI, OH 45201-5211
                 (800) 354-6339
-----------------------------------------------
            [STATUE OF LIBERTY GRAPHIC]
                      GATEWAY
                  INDEX PLUS FUND
                ===================

                   ANNUAL REPORT
                        1995
-----------------------------------------------

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Highlights at December 31, 1995
--------------------------------------------------------------------------------

                                    AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------

                             Past     One    Three     Five      Ten    Inception    Dividends       Price
                           Quarter   Year    Years    Years     Years      Date     Year to Date    Per Share
                           -------   ----    -----    -----     -----      ----     ------------    ---------
Gateway Index Plus           2.35%   11.04%   7.98%    9.29%     10.10%  12/7/77       $0.269         $16.91


S&P 500                      6.02    37.58   15.34    16.59      14.83

Lehman Gov't/Corp. Bond      4.66    19.24    8.51     9.80       9.65

U. S. Inflation (CPI)        0.26     2.61    2.68     2.80       3.47


                                          CUMULATIVE TOTAL RETURN
                                    -------------------------------------

                             Past      One     Three     Five        Ten
                           Quarter    Year     Years     Years      Years
                           -------    ----     -----     -----      -----

Gateway Index Plus           2.35%    11.04%   25.90%     55.93%   161.63%


S&P 500                      6.02     37.58    53.44     115.45    298.76

Lehman Gov't/Corp. Bond      4.66     19.24    27.77      59.62    151.28

U. S. Inflation (CPI)        0.26      2.61     8.25      14.80     40.61


Performance data represents past performance and your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Co-Portfolio Managers' Report
--------------------------------------------------------------------------------

The objective of the Index Plus Fund is to produce a unique balance between risk and reward. Our goal over a complete market cycle is to provide investors with a competitive return at less than one-half the risk of the stock market. In fact, the Fund's risk profile, as measured by standard deviation, is similar to an intermediate bond portfolio.

We have been able to achieve this unique risk/reward profile over the long-term by adhering to an investment philosophy that has been in place at Gateway since 1977. Although our objectives were met in 1995, the Fund did not produce a total return comparable to the more aggressive funds during such an extraordinary and explosive year for stocks and bonds.

The Gateway Index Plus Fund's total return for the twelve months ended December 31, 1995, was 11.04%. This compares to 5.72% for 90-day Treasury bills, 19.24% for the Lehman Government/Corporate Bond Index and 37.58% for the Standard and Poor's 500 Stock Index.


-------------------------------------------------------------------------------
                             GATEWAY INDEX PLUS FUND
                                      1995
-------------------------------------------------------------------------------
                                    1ST QTR.     2ND QTR.   3RD QTR.   4TH QTR.
-------------------------------------------------------------------------------
CONTRIBUTION OF STOCKS
    Performance of Stocks              9.55%      10.31%       7.31%     5.44%
    Dividends Earned                   0.71        0.65        0.58      0.59
INTEREST EARNED                        0.03        0.06        0.04      0.04
CONTRIBUTIONS OF OPTIONS
    Effect of Options:   Calls        (5.77)      (8.23)      (4.46)    (3.02)
    Effect of Options:   Puts          0.00       (0.59)      (0.93)    (0.39)
EFFECT OF FEES
    Fund Expenses                     (0.31)      (0.30)      (0.29)    (0.29)
    Brokerage Commissions             (0.01)      (0.03)      (0.04)    (0.02)
-------------------------------------------------------------------------------
        TOTAL RETURN                   4.20%       1.87%       2.21%     2.35%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Co-Portfolio Managers' Report
--------------------------------------------------------------------------------

The table on page 2 analyzes the different components of the Fund's total return for each quarter of 1995. We present the same information for each of the preceding five years below. The interplay between these components (when stocks are up, call options are down and vice versa) creates our unique low-risk profile.

--------------------------------------------------------------------------------
                          GATEWAY INDEX PLUS FUND
--------------------------------------------------------------------------------
                                   1990     1991      1992     1993    1994
--------------------------------------------------------------------------------
CONTRIBUTION OF STOCKS
    Performance of Stocks         (5.74)%  24.18%     2.87%    8.27%  (0.19)%
    Dividends Earned               3.63     3.25      2.90     2.51    2.80
INTEREST EARNED                    0.29     0.33      0.19     0.07    0.03
CONTRIBUTIONS OF OPTIONS
    Effect of Options:   Calls     8.85    (7.66)     4.24     1.48    4.19
    Effect of Options:   Puts      4.94    (0.72)    (3.58)   (3.68)   0.00
EFFECT OF FEES
    Fund Expenses                 (1.33)   (1.22)    (1.11)   (1.11)  (1.21)
    Brokerage Commissions         (0.32)   (0.36)    (0.36)   (0.14)  (0.05)
--------------------------------------------------------------------------------
        TOTAL RETURN              10.32%   17.80%     5.15%    7.40%   5.57%
--------------------------------------------------------------------------------

STOCKS: The year 1995 witnessed the strongest stock market rally since 1975! The Index Plus Fund's stock portfolio fully participated in this outstanding rally by appreciating at least 5% in each quarter. Our large capitalization, blue chip portfolio of one hundred stocks fully benefited from excellent corporate earnings growth, a decline in long-term interest rates, and a strong overseas demand for U. S. goods.

DIVIDENDS EARNED: The dividend yield on our portfolio averaged 2.50% for the year. This is the lowest yield for a major index for quite some time and is indicative of the strength of the current rally in stocks.

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Co-Portfolio Managers' Report
--------------------------------------------------------------------------------

INTEREST EARNED: Since our objective is to stay fully invested, we do not maintain significant cash balances. As such, the Fund earns a minimal amount of interest.

EFFECT OF CALL OPTIONS: In conjunction with maintaining a fully invested position in stocks, the Fund always sells index call options. The selling of these options provides cash flow into the Fund. This annualized cash flow has fluctuated from a high of 19% in 1988 to a low of 9% in 1993 and 1994. In exchange for last year's option premium cash flow of approximately 12%, the Fund sold the upside potential of its stocks. In down, flat, or moderately rising markets (less than 12% annualized), the call options should add to the Fund's performance as they did in 1990, 1992, 1993 and 1994. If stock prices rise rapidly, as they did during 1991 and 1995, the Fund may have to buy back the call options at prices higher than their original cost. This inverse price relationship between call options and common stocks produces our lower level of risk.

EFFECT OF PUT OPTIONS: Put options act like insurance on your home -- they serve as protection against a sudden decline in the value of an asset. We purchase put options in the Fund when we believe the probability of a "soft market" has increased. On May 31, we purchased put options for the first time in two years and maintained a position in puts for the remainder of 1995. Since a decline did not occur in the market, the cost of our "protection" was 1.91%.

BROKERAGE COMMISSIONS: The Fund has extremely low turnover because we "index" the portfolio of stocks. A great benefit of this "buy-and-hold" strategy is low commission costs.

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Co-Portfolio Managers' Report
--------------------------------------------------------------------------------

FUND EXPENSES: Like all mutual funds, the Fund must incur expenses to conduct business. These expenses range from investment management fees to custodial charges to independent accounting fees. Fund expenses in 1995 were 1.19%, which is in line with our historical expense ratio.

We have included a risk/reward chart on the back of this Annual Report to illustrate the merits of the Index Plus Fund. As always, we appreciate your support and confidence and look forward to many rewarding years.

/s/ J. Patrick Rogers
J. Patrick Rogers, CFA
Co-Portfolio Manager

/s/ Peter W. Thayer
Peter W. Thayer, CFA
Co-Portfolio Manager

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

   Shares                            Common Stocks                     Value
--------------------------------------------------------------------------------
                     UTILITIES  12.77%
   18,000            American Electric Power Co.                     $   729,000
   50,900            Ameritech                                         3,003,100
  145,800            AT&T Corporation                                  9,440,550
   40,100            Bell Atlantic Corp.                               2,681,688
   22,000            Entergy Corp.                                       643,500
   62,300            MCI Communications Corp.                          1,627,588
   39,300            Nynex Corporation                                 2,122,200
   64,300            Southern Co.                                      1,583,388
   20,700            UNICOM Corp.                                        677,925
                                                                     -----------
                                                                      22,508,939
                                                                     -----------
                     ENERGY  12.54%
   45,600            Amoco Corp.                                       3,266,100
   15,500            Atlantic Richfield Co.                            1,716,625
   13,600            Baker Hughes, Inc.                                  331,500
   10,100            Coastal Corp.                                       376,225
  114,200            Exxon Corp.                                       9,150,275
   11,000            Halliburton Co.                                     556,875
   36,400            Mobil Corp.                                       4,067,700
   30,700            Occidental Petroleum Corp.                          656,213
   22,200            Schlumberger Ltd.                                 1,537,350
    9,900            Williams Companies                                  434,363
                                                                     -----------
                                                                      22,093,226
                                                                     -----------
                     FINANCE  9.09%
   44,800            American Express                                  1,859,200
   19,800            American General Corp.                              690,525
   43,650            American International Group, Inc.                4,037,625
   34,400            BankAmerica Corp.                                 2,227,400
    7,000            CIGNA Corp.                                         722,750
   38,400            Citicorp                                          2,582,400
   15,747            First Chicago NBD Corp.                             622,007
    7,700            First Fidelity Bancorporation                       580,388
    7,300            First Interstate Bancorp                            996,450
   13,100            Great Western Financial Corp.                       332,413
   10,500            ITT Hartford Group Inc. *                           507,938
   17,000            Merrill Lynch & Co.                                 867,000
                                                                     -----------
                                                                      16,026,096
                                                                     -----------


                See accompanying notes to financial statements                 6

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
--------------------------------------------------------------------------------
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

   Shares                   Common Stocks                              Value
--------------------------------------------------------------------------------

                     INDUSTRIAL CYCLICALS  18.23%
   17,200            Aluminum Company of America                    $   909,450
   10,700            Bethlehem Steel Corporation *                      149,800
    8,300            Black & Decker Manufacturing Corp.                 292,575
   31,500            Boeing Company                                   2,468,813
    4,600            Boise Cascade Corp.                                159,275
    9,300            Brunswick Corp.                                    223,200
    9,300            Champion International                             390,600
   24,700            Dow Chemical Company                             1,735,175
   51,000            DuPont E.I. de Nemours                           3,563,625
   31,400            Eastman Kodak Company                            2,103,800
    8,000            Fluor Corp.                                        528,000
    6,100            General Dynamics Corp.                             360,663
   47,000            Hewlett Packard Company                          3,936,250
   13,300            Homestake Mining Corp.                             207,813
   52,300            International Business Machines Corp.            4,772,375
   10,800            International Flavors & Fragrances, Inc.           518,400
   24,600            International Paper                                931,725
   38,600            Minnesota Mining and Manufacturing               2,557,250
   11,100            Monsanto Company                                 1,359,750
    4,400            Polaroid Corp.                                     208,450
   21,000            Rockwell International Corp.                     1,110,375
    5,400            Teledyne, Inc.                                     138,375
   16,600            Unisys Corp. *                                      93,375
   11,900            United Technologies Corp.                        1,129,013
   19,600            Weyerhauser Co.                                    847,700
   10,400            Xerox Corp.                                      1,424,800
                                                                    -----------
                                                                     32,120,627
                                                                    -----------
                     CONSUMER DURABLES  4.80%
   36,700            Chrysler Corporation                             2,023,088
   97,000            Ford Motor Company                               2,800,875
   68,700            General Motors Corp.                             3,632,513
                                                                    -----------
                                                                      8,456,476
                                                                    -----------


7                See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

   Shares                      Common Stocks                            Value
--------------------------------------------------------------------------------

                     CONSUMER STAPLES  9.04%
    6,000            Avon Products, Inc.                            $   497,475
  115,900            Coca-Cola Co.                                    8,605,575
   14,100            Colgate Palmolive Company                          990,525
   35,300            Heinz (H. J.) Co.                                1,164,900
   72,400            PepsiCo, Inc.                                    4,045,350
   10,100            Ralston Purina Co.                                 629,988
                                                                    -----------
                                                                     15,933,813
                                                                    -----------
                     SERVICES  5.77%
    9,200            Burlington Northern, Inc.                          717,600
   14,100            Capital Cities/ABC                               1,739,588
    4,900            Delta Air Lines, Inc.                              361,988
    5,400            Federal Express *                                  398,925
    9,900            Harrah's Entertainment, Inc. *                     240,075
   63,900            McDonald's Corp.                                 2,883,488
   12,700            Norfolk Southern Corp.                           1,008,063
   47,900            Walt Disney Productions                          2,826,100
                                                                     ----------
                                                                     10,175,827
                                                                     ----------
                     RETAIL  5.07%
   44,300            K-Mart Corp. *                                     315,638
   24,000            May Department Stores Company                    1,011,000
   37,600            Sears, Roebuck & Company                         1,466,400
    6,300            Tandy Corp.                                        261,450
   34,500            The Limited, Inc.                                  595,125
   26,700            Toys R Us *                                        580,725
  211,200            Wal-Mart Stores, Inc.                            4,699,200
                                                                     ----------
                                                                      8,929,538
                                                                     ----------
                     HEALTH  10.74%
   26,700            Baxter International                             1,118,063
   46,600            Bristol-Myers Squibb Company                     4,001,761
   59,300            Johnson & Johnson                                5,077,563
    7,400            Mallinckrodt Group, Inc.                           269,175
  113,700            Merck & Company                                  7,461,563
   25,665            Pharmacia & Upjohn                                 994,519
                                                                    -----------
                                                                     18,922,644
                                                                    -----------


                See accompanying notes to financial statements                 8

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

   Shares             Common Stocks                                     Value
--------------------------------------------------------------------------------
                     TECHNOLOGY  12.55%
   20,900            AMP, Inc.                                     $    802,038
    4,400            Ceridian Corporation *                             181,500
    5,400            Computer Sciences Corp. *                          379,350
   14,200            Digital Equipment Corp. *                          908,800
  155,700            General Electric Company                        11,210,400
    3,800            Harris Corp.                                       207,575
   12,300            Honeywell, Inc.                                    598,088
   75,700            Intel Corporation                                4,295,975
   11,900            National Semiconductor Corp. *                     264,775
   24,500            Northern Telecom Ltd.                            1,053,500
   23,600            Raytheon Company                                 1,115,100
    3,200            Tekronix, Inc.                                     157,200
   18,200            Texas Instruments, Inc.                            937,300
                                                                   ------------
                                                                     22,111,601
                                                                   ------------

                     TOTAL COMMON STOCKS  100.60%                   177,278,787
                                                                   ------------
                     (cost $126,956,161)


9                See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

 Contracts                                                                         Value
-------------------------------------------------------------------------------------------

                  PUT OPTIONS ON THE STANDARD & POOR'S 100 STOCK INDEX
   750            expiring January 19, 1996 at 540                             $     44,550
   275            expiring January 19, 1996 at 530                                   11,172
   500            expiring February 16, 1996 at 530                                  54,700
                                                                               ------------
                  TOTAL PUT OPTIONS OUTSTANDING  0.06%                              110,422

                  (cost $537,213)

                  REPURCHASE AGREEMENT  2.36%
                  5.3% repurchase agreement dated December 29, 1995 with Star
                  Bank, N.A., due January 2, 1996 (repurchase proceeds
                  $4,156,446), collateralized by $4,380,000 6% GNMA Pool
                  #8974, maturity May 20, 2022
                  (market value $4,486,763)                                       4,154,000
                                                                               ------------

                  TOTAL INVESTMENTS AND REPURCHASE AGREEMENT  103.02%           181,543,209
                                                                               ------------

                  CALL OPTIONS ON THE STANDARD & POOR'S 100 STOCK INDEX **
  (250)           expiring January 19, 1996 at 550                                 (931,250)
  (738)           expiring January 19, 1996 at 560                               (2,075,623)
  (194)           expiring January 19, 1996 at 565                                 (452,263)
  (245)           expiring January 19, 1996 at 570                                 (462,438)
  (309)           expiring January 19, 1996 at 575                                 (448,050)
  (170)           expiring January 19, 1996 at 580                                 (179,563)
  (193)           expiring February 16, 1996 at 570                                (429,425)
  (580)           expiring February 16, 1996 at 580                                (855,500)
  (365)           expiring February 16, 1996 at 585                                (415,188)
                                                                               ------------
                  TOTAL CALL OPTIONS OUTSTANDING  (3.55%)                        (6,249,300)
                  (premiums received $5,616,247)

                  OTHER ASSETS AND LIABILITIES, NET  0.53%                          925,743
                                                                               ------------

                  NET ASSETS  100%                                             $176,219,652
                                                                               ============

                  *   Denotes a non-income producing security.
                  ** The aggregate value of investments that covers outstanding call options is $177,278,787.


            See accompanying notes to financial statements                    10

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Statement of Assets and Liabilities - December 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (original cost $126,956,161)               $177,278,787
Put options, at value (original cost $537,213)                          110,422
Repurchase agreement                                                  4,154,000
Receivable for investments sold                                         790,571
Dividends receivable                                                    369,344
Receivable for fund shares sold                                          43,850
Cash                                                                        682
Other assets                                                             31,376
                                                                   ------------
                                                                    182,779,032
                                                                   ------------

LIABILITIES:
Call options outstanding, at value
   (premiums received $5,616,247)                                     6,249,300
Payable for fund shares redeemed                                        164,119
Dividends payable to shareholders                                        52,277
Payable to affiliate                                                     17,153
Other accrued expenses and liabilities                                   76,531
                                                                   ------------
                                                                      6,559,380
                                                                   ------------
NET ASSETS                                                         $176,219,652
                                                                   ============


NET ASSETS CONSIST OF:
Paid-in capital applicable to 10,422,971 shares outstanding
   (unlimited number of shares authorized, no par value)           $151,488,652
Accumulated realized loss, net                                      (24,531,782)
Unrealized appreciation, net                                         49,262,782
                                                                   ------------
                                                                   $176,219,652
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                 $      16.91
                                                                   ============


11               See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Statement of Operations - For the Year Ended December 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                                 $  4,388,712
Interest income                                                                      321,240
                                                                                ------------
                                                                                   4,709,952
                                                                                ------------
EXPENSES:
Investment advisory and management fees                                            1,246,576
Transfer agent and accounting fees                                                   396,964
Reports to shareholders                                                              175,000
Professional fees                                                                     90,242
Trustees' fees                                                                        31,663
Registration fees                                                                     24,487
Custodian fees                                                                        16,792
Other expenses                                                                       101,852
                                                                                ------------
                                                                                   2,083,576
                                                                                ------------
NET INVESTMENT INCOME                                                              2,626,376
                                                                                ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:
   Securities                                                                     13,607,602
   Call options expired and closed                                               (34,440,957)
   Put options expired and closed                                                 (2,292,863)
                                                                                ------------
     Net realized loss on investments                                            (23,126,218)
                                                                                ------------
Change in unrealized appreciation (depreciation) of investments:
   Securities                                                                     41,052,518
   Call options                                                                   (1,996,631)
   Put options                                                                      (426,791)
                                                                                ------------
     Change in net unrealized appreciation (depreciation) of investments          38,629,096
                                                                                ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                   15,502,878
                                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ 18,129,254
                                                                                ============


See accompanying notes to financial statements                                12

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            Year Ended December 31,
                                                                             1995             1994
                                                                       -------------      --------------
FROM OPERATIONS:
Net investment income                                                  $  2,626,376         $  2,757,888
Net realized gain (loss) on investments                                 (23,126,218)           9,434,982
Change in unrealized appreciation (depreciation) of investments          38,629,096           (2,993,130)
                                                                       ------------         ------------
Net increase in net assets resulting from operations                     18,129,254            9,199,740
                                                                       ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                               (2,626,376)          (2,880,615)
From net realized gain on investments                                            --           (8,568,083)
In excess of realized gains on investments                                 (249,721)          (1,155,843)
                                                                       ------------         ------------
Decrease in net assets from dividends and distributions                  (2,876,097)         (12,604,541)
                                                                       ------------         ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                38,274,968           42,407,019
Net asset value of shares issued in reinvestment of
   dividends and distributions                                            2,637,064           11,563,076
Payments for shares redeemed                                            (44,596,352)         (93,090,250)
                                                                       ------------         ------------
Net decrease in net assets from fund share transactions                  (3,684,320)         (39,120,155)
                                                                       ------------         ------------

NET INCREASE (DECREASE) IN NET ASSETS                                    11,568,837          (42,524,956)

NET ASSETS:
Beginning of period                                                     164,650,815          207,175,771
                                                                       ------------         ------------
End of period                                                          $176,219,652         $164,650,815
                                                                       ============         ============

FUND SHARE TRANSACTIONS:
Shares sold                                                               2,357,484             2,665,993
Shares issued in reinvestment of dividends and distributions                160,498               745,445
Less shares redeemed                                                     (2,733,507)           (5,841,163)
                                                                       ------------         -------------

NET DECREASE IN SHARES OUTSTANDING                                         (215,525)           (2,429,725)
                                                                       ============         =============


13               See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY INDEX PLUS FUND
Financial Highlights
--------------------------------------------------------------------------------

                                                                  Year Ended December 31,
                                                    1995 (1)    1994       1993       1992       1991
                                                    ----        ----       ----       ----       ----
Net asset value, beginning of period               $ 15.48    $ 15.85    $ 15.51    $ 15.24    $ 13.64
                                                   -------    -------    -------    -------    -------

Net investment income                                 0.24       0.26       0.26       0.27       0.31
Net gains on securities                               1.46       0.61       0.88       0.51       2.10
                                                   -------    -------    -------    -------    -------

   Total from investment operations                   1.70       0.87       1.14       0.78       2.41
                                                   -------    -------    -------    -------    -------

Dividends from net investment income                 (0.24)     (0.27)     (0.26)     (0.28)     (0.30)
Distributions from capital gains                     (0.00)     (0.86)     (0.47)     (0.23)     (0.51)
Distributions in excess of realized capital gains    (0.03)     (0.11)     (0.07)      0.00       0.00
                                                   -------    -------    -------    -------    -------

   Total distributions                               (0.27)     (1.24)     (0.80)     (0.51)     (0.81)
                                                   -------    -------    -------    -------    -------

Net asset value, end of period                     $ 16.91    $ 15.48    $ 15.85    $ 15.51    $ 15.24
                                                   =======    =======    =======    =======    =======

TOTAL RETURN                                         11.04%      5.57%      7.40%      5.15%     17.80%

Net assets, end of period (millions)               $176.22    $164.65    $207.18    $212.95    $ 81.37

Ratio of expenses to average net assets               1.19%      1.21%      1.11%      1.11%      1.22%

Ratio of net investment income to average net         1.51%      1.54%      1.58%      1.96%      2.17%
assets

Portfolio turnover rate                                  5%         4%        17%        15%        31%


(1) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser of the Fund.



See accompanying notes to financial statements                                14

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1995
--------------------------------------------------------------------------------


1.  SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of four no-load diversified mutual funds. The financial statements of Gateway Index Plus Fund (Index or the Fund) are included in this report. Gateway Mid Cap Index Fund, Gateway Small Cap Index Fund and the Cincinnati Fund are included in separate annual reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION - Index normally values common stocks traded on national exchanges or markets at the last sale price on each trading day. Option contracts (both purchased and written) are normally valued at the average of the closing bid and asked quotations. Other securities (including over-the-counter written call options) for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies set by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are recorded on the ex-dividend date and are declared and paid quarterly. Net realized capital gains, if any, are distributed to shareholders in December.

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes. Tax regulations require the Fund to assume that open option contracts are closed each year end and include the resulting calculated capital gain or loss in the determination of federal taxable income. The Fund has a net capital loss carryforward of $25,549,652 that expires in 2003.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

2.  TRANSACTIONS WITH AFFILIATES
Gateway Investment Advisers, Inc. (GIA) was the investment adviser of the Fund prior to December 15, 1995. On December 15, 1995, the advisory contract between the Fund and GIA terminated, and a new contract was entered into with the Adviser. There were no changes in the advisory fee, or the computation thereof, as a result of the new contract. Index pays the Adviser a monthly management fee computed at an annual rate of 0.90% of the first $50 million of the average daily net assets of the Fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1995
--------------------------------------------------------------------------------


If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to that level.

The Adviser maintains the Fund's accounting records for a monthly fee of $4,000. The Adviser also provides shareholder servicing, transfer, and dividend disbursing agent services for the Trust. The Fund reimburses the Adviser for the cost to provide these services, subject to a minimum monthly fee of $2,500 and a limitation of 0.20% of average daily net assets.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 per fund for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

At December 31, 1995, the Adviser controlled, but did not own, 8.1% of the outstanding shares of the Fund.

3.  SECURITIES TRANSACTIONS
For the year ended December 31, 1995, purchases of investment securities (excluding short-term investments) totaled $8,340,960 and proceeds from sales totaled $48,346,076.

The Fund may write (sell) call options on stock indices for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indices. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. The liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in the market value of the hedged portfolio. Similarly, the value of purchased puts increases to offset declines and decreases to offset rises in portfolio value. For the year ended December 31, 1995, transactions in written options were as follows:

                                        Number of Contracts     Premiums

     Outstanding at December 31, 1994          3,790         $  3,245,786
     Options written                          14,053           19,605,716
     Options expired                          (1,310)          (1,085,771)
     Options exercised                       (13,489)         (16,149,484)
                                             -------         ------------
     Outstanding at December 31, 1995          3,044         $  5,616,247
                                             =======         ============

4.  UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
Gross unrealized appreciation of common stock totaled $53,309,865 and depreciation totaled ($2,987,239) at December 31, 1995, based on the cost of investments.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of the Gateway Index Plus Fund of The Gateway Trust:

We have audited the accompanying statement of assets and liabilities of the Gateway Index Plus Fund of THE GATEWAY TRUST (an Ohio business trust), including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Index Plus Fund of The Gateway Trust as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended, in conformity with generally accepted accounting principles.



Cincinnati, Ohio                                             Arthur Andersen LLP
January 19, 1996

                               RISK/REWARD CHARTS

Index Plus Fund
12/31/85 - 12/31/95
-------------------
                                          Risk      Return
US T-bills (30 day)                       0.48%       5.42%
Gateway Index Plus Fund                   7.91%      10.10%
S&P 500 Stock Index                      14.99%      14.83%


The above chart shows that, in general, more risk must be taken to earn higher total returns. The chart shows three points. One point shows 30-day U.S. Treasury bills, one point shows the S&P 500 Index, and the third point shows the Index Plus Fund. The line connecting Treasury bills and the S&P 500 Index shows all the possible outcomes if an investment had been allocated between these two choices in varying positions. When the Index Plus Fund point appears above the line, it shows that the Fund earned a higher-than-expected return during the period covered by the chart, considering the amount of risk it took to earn that return. If the point appears below the line, it shows the reverse. The next ten years may be quite different in terms of reward for all three investments shown on the charts. The risk, however, tends to be constant over time.

--------------------------------------------------------------------------------
THE GATEWAY TRUST

--------------------------------------------------------------------------------





                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                                 Star Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly S. Gordon
                                  John F. Lebor
                                 Walter G. Sall
                              William H. Schneebeck
                                 Peter W. Thayer

February 26, 1996


Gateway's Mid Cap Index Fund and Small Cap Index Fund had their best year ever in 1995 with returns characteristic of the respective market sectors that each represents.

These two sub-sectors have traditionally grown faster than the broad market averages for large capitalization stocks. During the last two years, however, these two groups of smaller companies have not fully participated in the rally that has dramatically advanced large multinational corporations.

Typically, smaller companies do not have the international reach of their larger brethren. What they do have is higher domestic growth rates as well as less exposure to foreign exchange risks. Also, if history is our guide, smaller companies often outperform (relative to larger companies) as economic expansions mature. New technologies and new business ideas are nurtured in these sectors. Investors with confidence in the future may be well served by the ability of these funds to deliver the growth that is characteristic of their sectors.

We invite you to read the co-portfolio managers' report and to weigh it against your own expectations for 1996. After two years of lower growth relative to large capitalization stocks, we believe some catch up may be inevitable.

Gateway's two most aggressive funds, the Mid Cap Index Fund and Small Cap Index Fund, are designed to generally benefit from any advance that prevails for smaller companies. While smaller capitalization stocks aren't always better, there are times when they can be truly rewarding. A broadening of market focus in 1996 could make the year truly memorable for small and middle capitalization investors.

Sincerely,

/s/ Walter G. Sall

Walter G. Sall
Chairman

                          [STATUE OF LIBERTY GRAPHIC]

                                    GATEWAY

                               MID CAP INDEX FUND
                                      AND
                              SMALL CAP INDEX FUND


                               ANNUAL REPORT 1995

--------------------------------------------------------------------------------
GATEWAY MID CAP INDEX AND SMALL CAP INDEX FUNDS
Highlights at December 31, 1995
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURN
                                         ----------------------------------
                                   Past    One      Three   Five      Ten     Inception      Price
                                 Quarter   Year     Years   Years    Years      Date       Per Share
                                 -------   ----     -----   -----    -----      ----       ---------
   Gateway Mid Cap Index           0.25%   25.68%   7.84%     n/a      n/a      9/30/92     $11.61

   Gateway Small Cap Index         0.69    21.81     n/a      n/a      n/a      6/16/93     $11.05

   S&P MidCap 400 Index            1.43    30.95   12.89      n/a      n/a

   S&P 500 Stock Index             6.02    37.58   15.34    16.59    14.83

   Lehman Gov't/Corp. Bond         4.66    19.24    8.51     9.80     9.65

   U. S. Inflation (CPI)           0.26     2.61    2.68     2.80     3.47

   Wilshire 250 Index              1.08    26.58     n/a      n/a      n/a


                                               CUMULATIVE TOTAL RETURN
                                         -------------------------------------

                                  Past       One    Three     Five     Ten
                                 Quarter    Year    Years    Years    Years
                                 -------    ----    -----    -----    -----
Gateway Mid Cap Index              0.25%   25.68%   25.42     n/a      n/a

   Gateway Small Cap Index         0.69    21.81     n/a      n/a      n/a

   S&P MidCap 400 Index            1.43    30.95    43.87     n/a      n/a

   S&P 500 Stock Index             6.02    37.58    53.44  115.45   298.76

   Lehman Gov't/Corp. Bond         4.66    19.24    27.77   59.62   151.28

   U. S. Inflation (CPI)           0.26     2.61     8.25   14.80    40.61

   Wilshire 250 Index              1.08    26.58      n/a     n/a      n/a

Performance data represents past performance and your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
GATEWAY MID CAP INDEX FUND
Co-Portfolio Managers' Report
--------------------------------------------------------------------------------


The Gateway Mid Cap Index Fund and Small Cap Index Fund produced their best-ever calendar year returns during 1995, 25.68% and 21.81%, respectively. On December 29, 1995, the Mid Cap Index Fund paid a $0.06 per share income dividend and a $0.37 per share capital gain distribution; the Small Cap Index Fund paid a $0.245 per share income dividend and $0.435 per share capital gain distribution. Average annual returns since inception for the Mid Cap Index Fund and the Small Cap Index Fund are 7.45% and 8.12%, respectively.

The year 1995 was one of the greatest years ever for stock market performance. Large capitalization stocks, as measured by the Standard and Poor's 500 Stock Index, advanced 37.58%. This is only the eighth year since 1926 that the market has earned greater than 35%. These large, multinational companies benefited from excellent corporate earnings growth, a decline in long-term interest rates, and a strong overseas demand for U. S. goods.

The Gateway Mid Cap Index Fund invests in the same stocks and weightings represented in the Standard and Poor's MidCap 400 Index. This well diversified portfolio of 400 stocks has a range of market capitalization generally between $500 million to $5 billion. As the table on page 3 shows, the stock component of the Mid Cap Index Fund posted terrific gains during the first three quarters of 1995. Like middle capitalization stocks, the Fund produced a relatively modest gain in the fourth quarter.

With the market advancing so quickly during 1995, our proprietary computer model was sending cautionary signals for the better part of the year. As such, we began purchasing put options in the Fund as a means of lowering risk. The table shows the cost of that insurance for each quarter under the subheading "Effect of Options: Puts."

The Gateway Small Cap Index Fund invests in the 250 stocks represented in the Wilshire Small Cap Index. This portfolio is broadly based across twenty-two industry groups with a median market capitalization of $675 million. The Small Cap Index Fund had strong performance for each of the first three quarters of 1995 before settling down in the fourth quarter as outlined in the table on page
13. Also, similar to the Mid Cap Index Fund, we purchased put options in the Fund to lower the risk of owning stocks.

As we head into 1996, the financial news hitting Wall Street appears to be favorable; interest rates are declining, inflation remains in check, and corporate earnings are growing at a more moderate rate. We are concerned, however, that much of this good news has already been reflected in the market. History certainly suggests that 1996 will not match 1995's spectacular gains. A bright spot for the Mid Cap Index and Small Cap Index Funds is the expectation that these smaller capitalization segments of the market will "catch up" to the larger blue chip stocks during 1996.

As always, we appreciate your continued support and look forward to serving you in the years to come.

/s/ J. Patrick Rogers
J. Patrick Rogers, CFA
Co-Portfolio Manager

/s/ Peter W. Thayer
Peter W. Thayer, CFA
Co-Portfolio Manager

--------------------------------------------------------------------------------
GATEWAY MID CAP INDEX FUND
Co-Portfolio Managers' Overview
--------------------------------------------------------------------------------



           -------------------------------------------------------
                                TOP TEN HOLDINGS
                           GATEWAY MID CAP INDEX FUND
                             AS OF DECEMBER 31, 1995
           -------------------------------------------------------
           Bay Networks, Inc.                           1.23%
           Worldcom Inc.                                1.06%
           Aon Corporation                              0.87%
           Chiron Corporation                           0.79%
           Fifth Third Bancorp                          0.77%
           Adobe Systems, Inc.                          0.76%
           First Tennessee National Corp.               0.74%
           Frontier Corp.                               0.73%
           Hospitality Franchise Systems                0.72%
           Parametric Technology Corporation            0.70%
           -------------------------------------------------------


--------------------------------------------------------------------------------
                          GATEWAY MID CAP INDEX FUND
                                     1995
--------------------------------------------------------------------------------
                                  1ST QTR.    2ND QTR.    3RD QTR.    4TH QTR.
--------------------------------------------------------------------------------
 CONTRIBUTION OF STOCKS
    Performance of Stocks           7.14%       8.52%       8.65%        0.63%
    Dividends Earned                0.53        0.46        0.48         0.40
 INTEREST EARNED                    0.01        0.03        0.06         0.09
 CONTRIBUTIONS OF OPTIONS
    Effect of Options:   Calls      0.28        0.00        0.00         0.00
    Effect of Options:   Puts      (0.33)      (1.14)      (0.40)       (0.33)
 EFFECT OF FEES
    Fund Expenses                  (0.50)      (0.49)      (0.48)       (0.51)
    Brokerage Commissions          (0.07)      (0.02)      (0.01)       (0.03)
--------------------------------------------------------------------------------
       TOTAL RETURN                 7.72%       7.36%       8.30%        0.25%
--------------------------------------------------------------------------------




                                RISK/REWARD CHART
                                -----------------
                                 SINCE INCEPTION
                               9/30/92 TO 12/31/95



Mid Cap Index Fund
9/30/92 - 12/31/95

                                          Risk      Return
US T-bills (30 day)                       0.31%       3.92%
Mid Cap Index Fund                        7.92%       7.45%
S&P 500                                   7.91%      15.75%



The above chart shows that, in general, more risk must be taken to earn higher total returns. The chart shows three points. One point shows 30-day U. S. Treasury bills, one point shows the S&P 500 Index, and the third point shows the Mid Cap Index Fund. The line connecting Treasury bills and the S&P 500 Index shows all the possible outcomes if an investment had been allocated between these two choices in varying positions. When the Mid Cap Index Fund point appears above the line, it shows that the Fund earned a higher-than-expected return during the period covered by the chart, considering the amount of risk it took to earn that return. If the point appears below the line, it shows the reverse. The succeeding years may be quite different in terms of reward for all three investments shown on the chart. The risk, however, tends to be constant over time.

--------------------------------------------------------------------------------
GATEWAY MID CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

  Shares                            Common Stock                          Value
--------------------------------------------------------------------------------
                 AEROSPACE & EQUIPMENT  0.89%
     200         OEA, Inc.                                              $  5,950
     400         Rohr Inc. *                                               5,750
     100         Sequa Corp. *                                             3,063
     300         Sundstrand Corporation                                   21,150
     200         Teleflex Incorporated                                     8,200
     200         Thiokol Corporation                                       6,788
                                                                        --------
                                                                          50,901
                                                                        --------

                 APPAREL  0.77%
     200         Ann Taylor Stores Corp. *                                 2,075
     500         Cintas Corp.                                             22,375
     200         Jones Apparel Group Inc. *                                7,875
     300         Nine West Group, Inc. *                                  11,250
                                                                        --------
                                                                          43,575
                                                                        --------

                 AUTOMOBILES & PARTS  0.66%
     300         Arvin Industries, Inc.                                    4,969
     300         Federal-Mogul Corporation                                 5,869
     400         Federal Signal Corporation                               10,325
     300         Modine Manufacturing Company                              7,275
     300         Superior Industries International                         7,894
                                                                        --------
                                                                          36,332
                                                                        --------

                 OTHER CONSUMER DURABLES  1.74%
     400         Albany International Corp. Class A                        7,275
     700         Burlington Industries, Inc. *                             9,144
     200         Church & Dwight Company, Inc.                             3,713
     400         GenCorp, Inc.                                             4,925
     200         Herman Miller Inc.                                        6,050
     100         HON Industries, Inc.                                      2,350
     800         Leggett & Platt, Inc.                                    19,450
     100         NCH Corporation                                           5,775
   1,300         Shaw Industries, Inc.                                    19,094
     200         Stanhome Incorporated                                     5,813
     700         Unifi, Inc.                                              15,531
                                                                        --------
                                                                          99,120
                                                                        --------
                 BUILDING MATERIALS & CONSTRUCTION  0.27%
     200         Granite Construction, Inc.                             $  6,325
     200         Jacobs Engineering Group Inc. *                           5,025
     200         Southdown Incorporated *                                  3,875
                                                                        --------
                                                                          15,225
                                                                        --------

                 BUSINESS SERVICES & SUPPLIES  2.75%
     100         Angelica Corporation                                      2,050
     450         Comdisco, Inc.                                           10,238
   1,400         Equifax Inc.                                             29,838
     300         FlightSafety International, Inc.                         15,075
     300         Healthcare COMPARE Corp. *                               13,106
     300         Information Resources, Inc. *                             3,656
     400         Kelly Services, Inc.                                     11,250
     700         Manpower Inc.                                            19,644
     400         Olsten Corp.                                             15,750
     450         Paychex, Inc.                                            22,359
     300         Rollins, Inc.                                             6,638
     500         Sotheby's Holdings, Inc.                                  7,125
                                                                        --------
                                                                         156,729
                                                                        --------

                 CHEMICALS  3.62%
     600         Albemarle Corp.                                          11,588
     300         Betz Laboratories, Inc.                                  12,281
     300         Cabot Corporation                                        16,163
     500         Crompton & Knowles                                        6,594
     300         Dexter Corp.                                              7,069
   1,100         Ethyl Corp.                                              13,750
     300         Ferro Corporation                                         6,975
     700         Fuller (H. B.) Company                                   24,588
     400         Georgia Gulf Corp.                                       12,250
     600         IMC Global, Inc.                                         24,488
     400         Lawter International, Inc.                                4,650
     300         Loctite Corporation                                      14,269
     600         Lubrizol Corporation                                     16,725
     200         Olin Corporation                                         14,863


                See accompanying notes to financial statements                 4

--------------------------------------------------------------------------------
GATEWAY MID CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

  Shares                            Common Stock                         Value
--------------------------------------------------------------------------------

                 CHEMICALS - Continued
     400         Schulman (A.), Inc.                                    $  8,950
     500         Sterling Chemicals, Inc. *                                4,063
     300         Wellman, Inc.                                             6,844
                                                                        --------
                                                                         206,110
                                                                        --------

                 ELECTRONICS & COMPUTERS  9.71%
     500         ADC Telecommunications, Inc. *                           18,188
     400         Altera Corporation *                                     19,875
     900         American Power Conversion Corp. *                         8,494
   1,125         Analog Devices, Inc. *                                   26,438
     400         Arrow Electronics, Inc. *                                17,225
     321         AST Research Inc. *                                       2,769
     800         Atmel Corp. *                                            17,800
     400         Avnet, Inc.                                              17,850
   1,700         Bay Networks, Inc. *                                     69,806
     600         Cirrus Logic, Inc. *                                     11,888
     800         Cypress Semiconductor Corporation *                      10,150
     800         Dell Computer Corporation *                              27,850
     300         Hubbell Inc.                                             19,706
     700         Integrated Device Technology                              9,056
     500         Linear Technology Corporation                            19,688
     400         Litton Industries, Inc.                                  17,800
     200         MagneTek, Inc. *                                          1,600
     500         Maxim Integrated Products                                19,250
   1,050         Molex Incorporated                                       33,600
     200         Nellcor, Inc. *                                          11,675
     200         Octel Communications Corp. *                              6,463
     400         Quantum Corporation *                                     6,475
     700         Seagate Technology, Inc. *                               33,200
     700         Sensormatic Electronics Corporation                      12,075
     400         Sequent Computer Systems, Inc. *                          5,750
     400         Solectron Corp.                                          17,650
     200         Stratus Computer, Inc. *                                  6,925
     400         U. S. Robotics                                           35,150
     300         Varian Associates, Inc.                                  14,288
     500         Vishay Intertechnology Inc.                              15,688
     600         Xilinx, Inc. *                                           18,225
                                                                        --------
                                                                         552,597
                                                                        --------

                 COMPUTER SOFTWARE & PERIPHERALS  5.12%
     700         Adobe Systems, Inc.                                      43,488
     400         BMC Software, Inc. *                                     17,050
     300         Borland International, Inc.*                              4,969
     600         Cadence Design Systems, Inc. *                           25,200
     400         Compuware Corp.                                           7,500
     700         Conner Peripherals, Inc. *                               14,613
     400         Electronic Arts Inc.                                     10,475
   1,900         EMC Corporation *                                        29,213
     200         Exabyte Corporation *                                     2,938
     400         FIserv, Inc. *                                           11,975
   1,200         Informix Corporation *                                   36,075
     500         Mentor Graphics Corporation *                             9,063
     600         Parametric Technology Corporation *                      39,825
     200         Policy Management Systems Corp. *                         9,550
     504         Storage Technology Corporation *                         12,002
     100         Structural Dynamics Research Corp. *                      2,925
     300         Symantec Corp. *                                          6,956
     200         Symbol Technologies, Inc. *                               7,900
                                                                        --------
                                                                         291,717
                                                                        --------

                 ENERGY  4.61%
     600         Anadarko Petroleum Corp.                                 32,438
     600         Apache Corporation                                       17,663
     300         BJ Services Company *                                     8,700
     300         Diamond Shamrock, Inc.                                    7,763
   1,600         Global Marine, Inc. *                                    13,900
     800         Lyondell Petrochemical Company                           18,350
     300         MAPCO                                                    16,369
     400         Murphy Oil Corporation                                   16,600
   1,100         Nabors Industries, Inc. *                                12,306


5                See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY MID CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

  Shares                            Common Stock                          Value
--------------------------------------------------------------------------------

                 ENERGY - Continued
     500         Noble Affiliates, Inc.                                 $ 14,969
     300         Parker & Parsley Petroleum                                6,619
     500         Parker Drilling Company *                                 3,094
     400         Quaker State Corporation                                  5,100
     400         Questar Corporation                                      13,400
   1,000         Ranger Oil Limited                                        6,250
     300         Seagull Energy Corporation *                              6,713
     400         Smith International, Inc. *                               9,425
     300         Tosco Corporation                                        11,494
     400         Valero Energy Corporation                                 9,800
     300         Varco International, Inc. *                               3,619
     453         Weatherford International, Inc.                          13,109
     500         Witco Corporation                                        14,594
                                                                        --------
                                                                         262,275
                                                                        --------

                 FINANCE, INSURANCE & REAL ESTATE  15.02%
     800         AFLAC Incorporated                                       34,750
     500         American Financial Group, Inc.                           15,313
   1,000         Aon Corporation                                          49,813
     400         Bancorp Hawaii, Inc.                                     14,325
   1,155         Bear Stearns Companies, Inc.                             22,883
     200         Castle and Cooke Inc.                                     3,375
     400         Central Fidelity Banks, Inc.                             12,750
     400         City National Corporation                                 5,600
     400         Crestar Financial Corporation                            23,600
     100         Dauphin Deposit Corporation                               2,900
     200         Edwards (A. G.), Inc.                                     4,750
     600         Fifth Third Bancorp                                      43,725
     600         First of America Bank Corporation                        26,663
     100         First Security Corporation                                3,825
     700         First Tennessee National Corp.                           42,263
     300         First Virginia Banks, Inc.                               12,525
     500         Foundation Health Corp. *                                21,469
     700         Franklin Resources, Inc.                                 35,263
   1,200         Green Tree Financial Corporation                         31,650
     200         Hartford Steam Boiler Inspection and Insurance Co.       10,000
     600         Healthsource, Inc.                                       21,563
   1,100         Hibernia Corporation                                     11,756
     300         Kemper Corporation                                       14,888
     900         Marshall & Ilsley Corporation                            23,344
     500         Mercantile Bancorporation, Inc.                          23,031
     500         Mercantile Bankshares Corporation                        13,844
     600         Meridian Bancorp, Inc.                                   27,938
     500         Northern Trust Corporation                               27,844
     700         Paine Webber Group, Inc.                                 13,956
     200         PHH Corporation                                           9,338
     700         Progressive Corporation                                  34,300
     400         Provident Companies, Inc.                                13,525
     400         Regions Financial Corp.                                  17,225
   1,600         Schwab (Charles) Corporation                             32,100
     900         SouthTrust Corporation                                   23,175
     800         State Street Boston Corporation                          36,000
     500         SunAmerica Inc.                                          23,688
     200         Transatlantic Holdings, Inc.                             14,688
     500         UJB Financial Corp.                                      17,781
     441         U. S. Bancorp of Oregon                                  14,801
     499         Value Health, Inc. *                                     13,691
     300         Wilmington Trust Corporation                              9,300
                                                                        --------
                                                                         855,218
                                                                        --------

                 FOOD, BEVERAGE & TOBACCO  3.80%
   1,300         Coca-Cola Enterprises, Inc.                              34,856
     400         Dean Foods Company                                       11,000
     600         Dole Food Company, Inc.                                  20,963
     200         Dreyer's Grand Ice Cream, Inc.                            6,725
     750         Flowers Industries, Inc.                                  9,234
     500         IBP, Inc.                                                25,313
     200         International Multifoods Corp.                            4,025
     300         Lancaster Colony Corporation                             11,213
     300         Lance, Inc.                                               4,894


                See accompanying notes to financial statements                 6

--------------------------------------------------------------------------------
GATEWAY MID CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

  Shares                            Common Stock                          Value
--------------------------------------------------------------------------------

                 FOOD, BEVERAGE & TOBACCO - Continued
     800         McCormick & Company, Inc.                             $ 19,400
     400         Michael Foods, Inc.                                      4,700
     500         Savannah Foods & Industries, Inc.                        5,688
     400         Smucker (J. M.) Company                                  8,800
   1,300         Tyson Foods, Inc.                                       34,206
     300         Universal Corporation Holding Co.                        7,313
     200         Universal Foods Corporation                              8,013
                                                                       --------
                                                                        216,343
                                                                       --------

                 HEALTH  7.97%
     400         Acuson Corporation *                                     4,900
     200         Advanced Technology Laboratories, Inc. *                 4,925
     600         Applied Bioscience International, Inc. *                 4,125
     400         Apria Healthcare Group Inc.                             11,400
     400         Bergen Brunswig Corporation                              9,975
     300         Biogen, Inc. *                                          18,375
     400         Cardinal Health, Inc.                                   21,825
     400         Carter-Wallace, Inc.                                     4,550
     500         Centocor, Inc. *                                        15,500
     409         Chiron Corporation *                                    45,246
     400         Coram Healthcare Corp. *                                 1,750
     300         Cordis Corporation *                                    30,150
     300         Datascope Corporation *                                  7,125
     300         Dentsply International Inc.                             11,981
     100         Diagnostic Products Corporation                          3,788
     400         FHP International Corp. *                               11,300
     400         Forest Laboratories, Inc. *                             18,075
     200         Genzyme Corporation *                                   12,450
     300         Health Care & Retirement *                              10,500
     800         HEALTHSOUTH Rehabilitation Corp. *                      23,250
     415         Horizon CMS Healthcare Corp.                            10,427
   1,100         IVAX Corporation                                        31,419
     576         Laboratory Corp. of America *                            5,364
     400         McKesson Corp.                                          20,250
   1,200         Mylan Laboratories, Inc.                                28,050
     600         NovaCare, Inc. *                                         3,113
     300         PacifiCare Health Systems, Inc. *                       26,175
     700         Perrigo Company *                                        8,356
     200         Scherer (R. P.) Corp.                                    9,813
     500         Stryker Corporation                                     26,219
     400         Surgical Care Affiliates, Inc.                          13,550
                                                                       --------
                                                                        453,926
                                                                       --------

                 MACHINERY & RELATED PRODUCTS  0.71%
     200         Duriron Company, Inc.                                    4,675
     200         Goulds Pumps Incorporated                                4,988
     300         Kennametal Inc.                                          9,488
     100         Lawson Products, Inc.                                    2,469
     200         Nordson Corporation                                     11,375
     300         Stewart & Stevenson Services, Inc.                       7,613
                                                                       --------
                                                                         40,608
                                                                       --------

                 MINING & METALS  1.36%
     800         Battle Mountain Gold Company                             6,700
     300         CalMat Company                                           5,475
     400         CBI Industries, Inc.                                    13,150
     100         Cleveland-Cliffs, Inc.                                   4,088
     300         Donaldson Company, Inc.                                  7,556
     300         Keystone International, Inc.                             6,019
     625         RPM, Inc.                                               10,234
     300         Vulcan Materials Co.                                    17,288
     300         Watts Industries, Inc.                                   6,956
                                                                       --------
                                                                         77,466
                                                                       --------

                 PAPER & FOREST PRODUCTS  2.13%
     400         Bowater, Inc.                                           14,175
     200         Chesapeake Corporation                                   5,863
     400         Consolidated Papers, Inc.                               22,450
     400         Glatfelter (P. H.) Co.                                   6,850
     500         Longview Fibre Company                                   8,094
     200         Pentair, Inc.                                           10,000
     300         Rayonier Inc.                                            9,994


7                See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY MID CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

  Shares                            Common Stock                         Value
--------------------------------------------------------------------------------
                 PAPER & FOREST PRODUCTS - Continued
     840         Sonoco Products Company                                $ 22,050
     400         Tambrands Inc.                                           19,100
      96         Wausau Paper Mills Company                                2,640
                                                                        --------
                                                                         121,216
                                                                        --------

                 PRECISION INSTRUMENTS  1.33%
     300         Ametek, Inc.                                              5,663
     300         Beckman Instruments, Inc.                                10,631
     200         Measurex Corporation                                      5,650
     600         Teradyne, Inc. *                                         14,963
     750         Thermo Electron Corporation *                            38,859
                                                                        --------
                                                                          75,766
                                                                        --------

                 RETAIL  3.18%
     400         Best Buy Company, Inc. *                                  6,500
     200         Claire's Stores, Inc.                                     3,538
     700         CML Group, Inc.                                           3,500
     600         Dollar General Corporation                               12,525
     300         Duty Free International, Inc.                             4,800
     500         Family Dollar Stores, Inc.                                6,875
     400         Fingerhut Companies, Inc.                                 5,525
     200         Fred Meyer Inc. *                                         4,513
     400         Hancock Fabrics, Inc.                                     3,650
     400         Hannaford Brothers Company                                9,825
     500         Heilig-Meyers Company                                     9,125
     900         Home Shopping Network, Inc. *                             8,156
     500         Intelligent Electronics, Inc.                             3,031
     400         Kohl's Corp. *                                           21,000
     300         Lands' End, Inc. *                                        4,125
     400         MacFrugal's Bargains-Closeouts, Inc. *                    5,575
     300         Microwarehouse Inc.                                      13,050
     600         Revco (D. S.) Inc.                                       16,950
     600         Ruddick Corporation                                       6,900
   1,000         Service Merchandise Company Inc. *                        5,000
     200         Tiffany & Co.                                            10,100
     400         Vons Companies, Inc. *                                   11,250
     300         Waban Inc. *                                              5,644
                                                                        --------
                                                                         181,157
                                                                        --------

                 SERVICES  5.92%
     500         Air & Water Technologies Corp. *                          3,094
     200         Airborne Freight Corporation                              5,338
     100         Alaska Air Group, Inc. *                                  1,625
     300         Arnold Industries, Inc.                                   5,288
     300         Atlantic Southeast Airlines, Inc.                         6,488
     200         Banta Corp.                                               8,875
     400         Belo (A. H.) Corporation Class A                         13,875
     400         Bob Evans Farms, Inc.                                     7,650
     700         Brinker International, Inc. *                            10,631
     300         Buffets, Inc. *                                           4,200
     600         Calgon Carbon Corp.                                       7,163
     300         Chris-Craft Industries, Inc. *                           12,938
     100         CPI Corporation                                           1,594
     600         Cracker Barrel Old Country Store, Inc. *                 10,388
     300         Ennis Business Forms, Inc.                                3,694
     300         Gibson Greetings, Inc. *                                  4,819
     100         Houghton Mifflin Company                                  4,288
     500         Hunt (J. B.) Transport Services, Inc.                     8,438
     400         Illinois Central Corp.                                   15,400
     200         International Dairy Queen, Inc. *                         4,600
     400         Kansas City Southern Industries, Inc.                    18,350
     400         Lee Enterprises, Incorporated                             9,150
     300         Media General, Inc.                                       9,113
     300         Morrison Restaurants Inc.                                 4,181
     800         Omnicom Group Inc.                                       29,750
     400         Outback Steakhouse Inc.                                  14,375
     400         Promus Hotel Corporation                                  8,850
     400         Reynolds and Reynolds Company                            15,500
     500         Rollins Environmental Services, Inc. *                    1,438
     200         Sbarro Incorporated                                       4,288

                See accompanying notes to financial statements                 8

--------------------------------------------------------------------------------
GATEWAY MID CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

  Shares                            Common Stock                         Value
--------------------------------------------------------------------------------

                 SERVICES - Continued
     100         Scholastic Corp.                                      $  7,788
     600         Sizzler International, Inc. *                            2,550
     400         Standard Register Company                                8,050
     200         TCA Cable TV Incorporated                                5,563
     600         Topps Company, Inc.                                      3,150
     400         Trinity Industries, Inc.                                12,575
     200         Wallace Computer Services, Inc.                         10,925
     100         Washington Post Company                                 28,150
     400         Western Publishing Group, Inc. *                         3,175
                                                                       --------
                                                                        337,307
                                                                       --------

                 STEEL & IRON  0.61%
     700         Allegheny Ludlum Corporation                            13,038
     200         Carpenter Technology Corporation                         8,225
     100         Lukens Inc.                                              2,869
     200         Oregon Steel Mills, Inc.                                 2,800
     200         Precision Castparts Corporation                          7,975
                                                                       --------
                                                                         34,907
                                                                       --------

                 OTHER INDUSTRIAL CYCLICALS  4.71%
     200         Alexander & Baldwin Company                              4,650
     400         Alumax, Inc. *                                          12,300
     300         American President Companies Ltd.                        6,975
     300         Brush Wellman Inc.                                       5,156
     100         Carlisle Companies Inc.                                  4,038
     875         Clayton Homes, Inc.                                     18,758
     200         Cross (A. T.) Company                                    3,025
     600         Danaher Corp.                                           18,975
     300         Diebold Incorporated                                    16,613
     400         Fastenal Company                                        17,000
     200         First Brands Corporation                                 9,488
     300         Hanna (M. A.) Company                                    8,381
      30         Hewlett Packard Company                                  2,483
     200         Kaydon Corporation                                       6,088
     630         Mark IV Industries, Inc.                                12,403
     100         MAXXAM Inc. *                                            3,525
   1,300         Office Depot, Inc. *                                    25,594
     300         Overseas Shipholding Group, Inc.                         5,738
     400         Sealed Air Corporation *                                11,250
     900         Staples, Inc. *                                         22,050
     200         Tecumseh Products Company                               10,425
     600         Tidewater Inc.                                          18,863
     200         Verifone, Inc. *                                         5,725
     400         York International Corporation                          18,875
                                                                       --------
                                                                        268,378
                                                                       --------

                 UTILITIES  15.70%
     700         AES Corporation *                                       16,756
   1,100         Allegheny Power System, Inc.                            31,419
     500         Atlantic Energy Inc.                                     9,625
     700         Atlanta Gas Light Company                               13,694
     100         Black Hills Corporation                                  2,475
     500         Brooklyn Union Gas Company                              14,563
     500         California Energy Company *                              9,688
     200         Central Louisiana Electric Company, Inc.                 5,400
     400         Central Maine Power Company                              5,750
     500         Century Telephone Enterprises, Inc.                     15,938
     800         CMS Energy Corporation                                  23,850
     500         COMSAT                                                   9,375
     600         Delmarva Power & Light Company                          13,725
     400         El Paso Natural Gas Company                             11,425
     900         Florida Progress Corporation                            31,838
   1,400         Frontier Corp.                                          41,738
     300         Hawaiian Electric Industries, Inc.                      11,606
     400         Idaho Power Company                                     11,950
     100         Illinova Corp.                                           3,000
     300         Indiana Energy, Inc.                                     7,163
     400         IPALCO Enterprises, Inc.                                15,200
     400         Kansas City Power & Light Company                       10,475
     300         LG&E Energy Corp.                                       12,713


9                See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY MID CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

  Shares                            Common Stock                         Value
--------------------------------------------------------------------------------
                 UTILITIES - Continued
     400         Lincoln Telecommunications Company                   $    8,500
     600         MCN Corporation                                          13,913
     888         Mid American Energy Company                              14,874
     300         Minnesota Power & Light Company                           8,531
     500         Montana Power Company                                    11,344
     300         National Fuel Gas Company                                10,050
     400         Nevada Power Company                                      8,875
     600         New England Electric System                              23,813
     700         New York State Electric & Gas Corp.                      18,069
   1,700         NEXTEL Communications, Inc. *                            25,181
     600         NIPSCO Industries, Inc.                                  22,950
   1,200         Northeast Utilities                                      29,250
     400         Oklahoma Gas & Electric Company                          17,200
     800         Pinnacle West Capital Corporation                        23,050
     500         Portland General Corp. Holding Co.                       14,531
   1,100         Potomac Electric Power Company                           28,806
     600         Public Service Company of Colorado                       21,188
     400         Public Service Company of New Mexico *                    7,000
     700         Puget Sound Power & Light Co.                            16,275
   1,000         SCANA Corporation                                        28,563
     600         Southern New England Telecommunications Corp.            23,813
     400         Southwestern Public Service Company                      13,050
   1,100         TECO Energy, Inc.                                        28,119
     500         Telephone & Data Systems, Inc.                           19,813
     400         UtiliCorp United Inc.                                    11,775
     400         Vanguard Cellular Systems, Inc. *                         8,050
     400         Washington Gas Light Company                              8,250
   1,000         Wisconsin Energy Corporation                             30,563
   1,700         Worldcom Inc.                                            60,138
     300         WPL Holdings, Inc. *                                      9,131
                                                                      ----------
                                                                         894,031
                                                                      ----------

                 MISCELLANEOUS  2.98%
     700         Callaway Golf Co.                                        15,794
     800         Circus Circus Enterprises, Inc. *                        22,250
     200         GATX Corporation                                          9,725
     700         Harley Davidson, Inc.                                    20,169
     200         Harsco Corp.                                             11,650
     500         Hospitality Franchise Systems *                          40,813
   1,300         International Game Technology                            14,138
     900         Mirage Resorts Incorporated *                            31,050
     100         National Presto Industries, Inc.                          3,969
                                                                      ----------
                                                                         169,558
                                                                      ----------

                 TOTAL COMMON STOCKS  95.56%                           5,440,462
                 (cost $4,740,453)

 Contracts
-----------
                 PUT OPTIONS ON THE STANDARD & POOR'S 500
                   STOCK INDEX  0.18%
      40         expiring March 1996 at 570                               10,250
                 (cost $24,140)

                 REPURCHASE AGREEMENT  4.07%
                 5.3% repurchase agreement dated December 29, 1995
                 with Star Bank, N.A., due January 2, 1996
                 (repurchase proceeds $232,137),
                 collateralized by $245,000
                 6% GNMA Pool #8974, maturity May 20, 2022
                 (market value $250,972)                                 232,000
                                                                      ----------

                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENT  99.81%    5,682,712

                 OTHER ASSETS AND LIABILITIES, NET  0.19%                 10,717
                                                                      ----------

                 NET ASSETS  100%                                     $5,693,429
                                                                      ==========

                 * Denotes a non-income producing security.


                See accompanying notes to financial statements                10

================================================================================
GATEWAY MID CAP INDEX FUND

Statement of Assets and Liabilities - December 31, 1995

--------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (original cost $4,740,453)                      $5,440,462
Put options, at value (original cost of $24,140)                            10,250
Repurchase agreement                                                       232,000
Dividends receivable                                                         8,726
Receivable for fund shares sold                                                530
Cash                                                                           305
Other assets                                                                15,204
                                                                        ----------
                                                                         5,707,477
                                                                        ----------

LIABILITIES:

Payable for fund shares redeemed                                             2,700
Dividends payable to shareholders                                            1,109
Other accrued expenses and liabilities                                      10,239
                                                                        ----------
                                                                            14,048
                                                                        ----------
NET ASSETS                                                              $5,693,429
                                                                        ==========

NET ASSETS CONSIST OF:

Paid-in capital applicable to 490,235 shares outstanding
  (unlimited number of shares authorized, no par value)                 $4,990,445
Undistributed net investment income                                          1,679
Accumulated realized gain, net                                              15,186
Unrealized appreciation, net                                               686,119
                                                                        ----------
                                                                        $5,693,429
                                                                        ==========

NET ASSET VALUE, OFFERING AND REDEMPTION

  PRICE PER SHARE                                                       $    11.61
                                                                        ==========

================================================================================
GATEWAY MID CAP INDEX FUND

Statement of Operations - For the Year Ended December 31, 1995

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                         $   104,142
Interest income                                                              10,071
                                                                        -----------
                                                                            114,213
                                                                        -----------

EXPENSES:

Transfer agent and accounting fees                                           78,000
Investment advisory and management fees                                      50,766
Custodian fees                                                               15,153
Registration fees                                                            15,031
Professional fees                                                            13,620
Trustees' fees                                                                6,234
Reports to shareholders                                                       4,600
Other expenses                                                                7,112
                                                                        -----------
                                                                            190,516

Fees waived and expenses reimbursed under contract                          (77,744)
Expenses reimbursed voluntarily                                              (1,267)
                                                                        -----------

                                                                            111,505
                                                                        -----------

NET INVESTMENT INCOME                                                         2,708
                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:

   Securities                                                               281,196
   Call options expired and closed                                          (14,102)
   Put options expired and closed                                           (65,330)
                                                                        -----------
     Net realized gain on investments                                       201,764
                                                                        -----------
Change in unrealized appreciation (depreciation) of
investments:

   Securities                                                             1,059,752
   Call options                                                              32,050
   Put options                                                              (13,890)
                                                                        -----------
     Change in net unrealized appreciation (depreciation)
       of investments                                                     1,077,912
                                                                        -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                         1,279,676
                                                                        -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                      $ 1,282,384
                                                                        ===========

11               See accompanying notes to financial statements

================================================================================
GATEWAY MID CAP INDEX FUND
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Year Ended December 31,
                                                              1995            1994
                                                           -----------     -----------
FROM OPERATIONS:

Net investment income                                     $     2,708    $     55,915
Net realized gain (loss) on investments                       201,764          (8,877)
Change in unrealized appreciation (depreciation)
  of investments                                            1,077,912        (574,930)
                                                          -----------    ------------
Net increase (decrease) in net assets resulting
  from operations                                           1,282,384        (527,892)
                                                          -----------    ------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:

From net investment income                                    (28,380)        (34,422)
From net realized gain on investments                        (175,010)         (6,884)
                                                          -----------    ------------
Decrease in net assets from dividends and distributions      (203,390)        (41,306)
                                                          -----------    ------------
FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                                     770,226       2,603,076
Net asset value of shares issued in reinvestment
  of dividends and distributions                              202,760          61,306
Payments for shares redeemed                               (2,947,026)     (5,971,331)
                                                          -----------    ------------
Net decrease in net assets from fund share transactions    (1,974,040)     (3,306,949)
                                                          -----------    ------------
NET DECREASE IN NET ASSETS                                   (895,046)     (3,876,147)

NET ASSETS:

Beginning of period                                         6,588,475      10,464,622
                                                          -----------    ------------
End of period, including undistributed net
  investment income of $1,679 and $27,351                 $ 5,693,429    $  6,588,475
                                                          ===========    ============
FUND SHARE TRANSACTIONS:

Shares sold                                                    68,899         258,936
Shares issued in reinvestment of dividends and                 17,473           6,258
distributions

Less shares redeemed                                         (283,661)       (607,657)
                                                          -----------    ------------
NET DECREASE IN SHARES OUTSTANDING                           (197,289)       (342,463)
                                                          ===========    ============


================================================================================
GATEWAY MID CAP INDEX FUND
Financial Highlights
--------------------------------------------------------------------------------

                                                                         Period Ended
                                             Year Ended December 31,     December 31,
                                           1995(4)   1994        1993      1992 (1)
                                           ------    ----        ----    ------------
Net asset value, beginning of period       $ 9.58    $10.16    $ 10.04     $10.00
                                           ------    ------    -------     ------
Net investment income                        0.03      0.08       0.11       0.03
Net gains (losses) on securities             2.43     (0.60)      0.41       0.04
                                           ------    ------    -------     ------
   Total from investment operations          2.46     (0.52)      0.52       0.07
                                           ------    ------    -------     ------
Dividends from net investment income        (0.06)    (0.05)     (0.11)     (0.03)
Distributions from capital gains            (0.37)    (0.01)     (0.29)      0.00
                                           ------    ------    -------     ------
   Total distributions                      (0.43)    (0.06)     (0.40)     (0.03)
                                           ------    ------    -------     ------
Net asset value, end of period             $11.61    $ 9.58    $ 10.16     $10.04
                                           ======    ======    =======     ======
TOTAL RETURN                                25.68%    (5.12%)     5.18%      0.70%(3)

Net assets, end of period (millions)       $ 5.69    $ 6.59    $ 10.46     $10.69

Ratio of net expenses to average
   net assets (2)                            1.98%     1.50%      1.50%      1.50%

Ratio of net investment income to
   average net assets (2)                    0.05%     0.59%      1.06%      1.39%

Portfolio turnover rate                        18%        8%       105%         0%(3)


(1) The Mid Cap Index Fund commenced operations on September 30, 1992.

(2) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.02% in 1995 had the Adviser not voluntarily reimbursed expenses. These ratios have been annualized for periods less than a year.

(3)  Not annualized.

(4) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser of the Fund.


                See accompanying notes to financial statements                12

===============================================================================
GATEWAY SMALL CAP INDEX FUND
Co-Portfolio Managers' Overview
-------------------------------------------------------------------------------

----------------------------------------------------------
                    TOP TEN HOLDINGS
              GATEWAY SMALL CAP INDEX FUND
                 AS OF DECEMBER 31, 1995
--------------------------------------------- ------------
Macromedia Inc.                                 1.11%
Centocor, Inc.                                  1.05%
Fore Systems Inc.                               1.01%
Global Marine, Inc.                             0.98%
Presstek Inc.                                   0.90%
Surgical Care Affiliates, Inc.                  0.90%
Bed Bath and Beyond                             0.86%
Cordis Corporation                              0.85%
First American Corp. of Tennessee               0.81%
Shared Medical Systems Corporation              0.81%
--------------------------------------------- ------------


----------------------------------------------------------------------------------
                            GATEWAY SMALL CAP INDEX FUND
                                        1995
----------------------------------------------------------------------------------
                                     1ST QTR.    2ND QTR.    3RD QTR.    4TH QTR.
----------------------------------------------------------------------------------
    CONTRIBUTION OF STOCKS
       Performance of Stocks           4.41%       9.17%       8.13%       1.06%
       Dividends Earned                0.51        0.47        0.37        0.43
    INTEREST EARNED                    0.00        0.00        0.01        0.01
    CONTRIBUTIONS OF OPTIONS
       Effect of Options:   Calls     (0.77)       0.00        0.00        0.00
       Effect of Options:   Puts       0.44       (1.25)      (0.41)      (0.37)
    EFFECT OF FEES
       Fund Expenses                  (0.41)      (0.43)      (0.42)      (0.43)
       Brokerage Commissions          (0.03)      (0.08)      (0.01)      (0.01)
  ----------------------------------------------------------------------------------
          TOTAL RETURN                 4.15%       7.88%       7.67%       0.69%
  ----------------------------------------------------------------------------------



                                RISK/REWARD CHART
                                -----------------
                                 SINCE INCEPTION
                               6/16/93 To 12/31/95

Small Cap Index Fund
6/16/93 - 12/31/95
                                        Risk                 Return
                                        ----                 ------
US T-bills (30 day)                     0.30%                 4.23%
Mid Cap Index Fund                      9.12%                 8.12%
S&P 500                                 7.32%                15.76%



     The above chart shows that, in general, more risk must be taken to earn higher total returns. The chart shows three points. One point shows 30-day
     U. S. Treasury bills, one point shows the S&P 500 Index, and the third point shows the Small Cap Index Fund. The line connecting Treasury bills and the S&P 500 Index shows all the possible outcomes if an investment had been allocated between these two choices in varying positions. When the Small Cap Index Fund point appears above the line, it shows that the Fund earned a higher-than-expected return during the period covered by the chart, considering the amount of risk it took to earn that return. If the point appears below the line, it shows the reverse. The succeeding years may be quite different in terms of reward for all three investments shown on the chart. The risk, however, tends to be constant over time.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

   Shares       Common Stock                                                 Value
  -----------------------------------------------------------------------------------
                AEROSPACE & EQUIPMENT  0.97%

    1,200       Kaman Corporation                                         $  13,275
    1,000       Teleflex Incorporated                                        41,000
    1,100       Thiokol Corporation                                          37,331
                                                                          ---------
                                                                             91,606
                                                                          ---------
                APPAREL  1.87%

    1,200       Brown Group, Inc.                                            17,025
    1,600       Jones Apparel Group Inc. *                                   63,000
    1,500       Kellwood Company                                             30,656
      900       Oshkosh B' Gosh, Inc.                                        15,413
    2,000       Tultex Corporation *                                          8,250
    2,100       Westpoint Stevens Inc. *                                     41,869
                                                                          ---------
                                                                            176,213
                                                                          ---------
                AUTOMOBILES & PARTS  1.72%

    1,400       Arvin Industries, Inc.                                       23,188
    1,100       Clarcor Inc.                                                 22,275
    2,300       Federal-Mogul Corporation                                    44,994
    1,200       Standard Products Co.                                        21,075
    1,900       Superior Industries International                            49,994
                                                                          ---------
                                                                            161,526
                                                                          ---------
                OTHER CONSUMER DURABLES  3.16%

    2,800       Acclaim Entertainment *                                      34,825
    1,900       Albany International Corp. Class A                           34,556
    1,000       Bassett Furniture Industries, Inc.                           23,000
    2,000       Cone Mills Corporation *                                     22,500
    2,300       GenCorp, Inc.                                                28,319
    1,600       HON Industries, Inc.                                         37,600
    1,200       La-Z-Boy Chair Company                                       36,900
      500       NCH Corporation                                              28,875
    1,500       Russ Berrie and Company, Inc.                                18,938
    1,100       Stanhome Incorporated                                        31,969
                                                                          ---------
                                                                            297,482
                                                                          ---------
                BUILDING MATERIALS & CONSTRUCTION  2.34%

    1,800       Centex Corporation                                           62,438
    2,300       Kaufman and Broad Home Corp.                                 34,213
    2,100       Lennar Corporation                                           53,156
    2,300       Morrison Knudsen Corporation *                               10,063
    1,100       Pulte Corporation                                            36,988
    1,200       Southdown Incorporated *                                     23,250
                                                                          ---------
                                                                            220,108
                                                                          ---------
                BUSINESS SERVICES & SUPPLIES  2.57%

      600       Angelica Corporation                                         12,300
    3,150       Comdisco, Inc.                                               71,663
    1,200       CompUSA, Inc. *                                              37,350
    1,900       Information Resources, Inc. *                                23,156
    2,300       Rollins, Inc.                                                50,888
    3,300       Sotheby's Holdings, Inc.                                     47,025
                                                                          ---------
                                                                            242,382
                                                                          ---------
                CHEMICALS  1.46%

      600       Chemed Corporation                                           23,288
      800       Fuller (H. B.) Company                                       28,100
    2,800       Lawter International, Inc.                                   32,550
      800       Petrolite Corporation                                        22,300
    3,800       Sterling Chemicals, Inc. *                                   30,875
                                                                          ---------
                                                                            137,113
                                                                          ---------
                ELECTRONICS & COMPUTERS  3.35%

    1,848       AST Research Inc. *                                          15,939
    2,700       Aura Systems Inc. *                                          15,273
    1,650       Baldor Electric Company                                      33,103
    1,100       Cyrix Corporation *                                          25,163
    3,600       Geotek Communications, Inc. *                                23,063
    1,200       Lattice Semiconductor *                                      39,225
    1,500       Octel Communications Corp. *                                 48,469
    2,500       Quantum Corporation *                                        40,469
    2,200       Sequent Computer Systems, Inc. *                             31,625
    2,400       VLSI Technology, Inc. *                                      43,350
                                                                          ---------
                                                                            315,679
                                                                          ---------
                COMPUTER SOFTWARE & PERIPHERALS  9.00%

    2,500       Cheyenne Software Inc. *                                     65,781
    1,400       Electronics for Imaging Inc. *                               60,725
    1,500       Exabyte Corporation *                                        22,031


                  See accompanying notes to financial statements              14

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

   Shares       Common Stock                                                 Value
-----------------------------------------------------------------------------------
                COMPUTER SOFTWARE & PERIPHERALS - Continued

    1,600       Fore Systems Inc. *                                       $  95,300
    1,400       FTP Software Inc. *                                          40,688
      900       Global Village Communications *                              17,156
    2,000       Macromedia Inc. *                                           104,125
      700       Medic Computer System Inc. *                                 42,263
    2,000       Merisel, Inc. *                                               8,625
    2,500       NetManage Inc. *                                             57,813
    1,400       Network General Corp. *                                      46,375
    2,600       S3, Incorporated *                                           45,663
    1,400       Shared Medical Systems Corporation                           75,863
    2,000       Structural Dynamics Research Corp. *                         58,500
    1,400       Symbol Technologies, Inc. *                                  55,300
    2,900       Western Digital Corp. *                                      51,656
                                                                          ---------
                                                                            847,864
                                                                          ---------
                ENERGY  6.45%

    1,700       BJ Services Company *                                        49,300
   10,600       Global Marine, Inc. *                                        92,088
    5,400       Nabors Industries, Inc. *                                    60,413
    7,700       Noram Energy Corp.                                           67,856
    1,600       Oneok, Inc.                                                  36,600
    2,100       Pogo Producing Company                                       59,194
    2,200       Quaker State Corporation                                     28,050
    5,300       Rowan Companies, Inc. *                                      51,675
    2,400       Seagull Energy Corporation *                                 53,700
    2,500       Smith International, Inc. *                                  58,906
    1,500       Southwest Gas Corporation                                    26,531
    1,800       Southwestern Energy Company                                  22,725
                                                                          ---------
                                                                            607,038
                                                                          ---------
                FINANCE, INSURANCE & REAL ESTATE  19.79%

    3,200       20th Century Industries *                                    63,600
    1,000       Alex. Brown & Sons Incorporated                              42,063
    1,200       American Bankers Insurance Group, Inc.                       47,025
      700       Astoria Financial Corp. *                                    32,025
      600       Bell Bancorp                                                 21,563
    3,100       California Federal Bank, F.S.B. *                            48,825
    5,200       Catellus Development Corporation *                           30,550
    2,800       City National Corporation                                    39,200
    1,200       Collective Bancorp, Inc.                                     30,600
    1,800       Compass Bancshares Inc.                                      59,063
    2,000       Dauphin Deposit Corporation                                  58,000
    1,600       First American Corp. of Tennessee                            76,000
    1,800       First Commerce Corp. of Louisiana                            57,263
      600       Foremost Corporation of America                              30,600
    1,700       Fourth Financial Corporation                                 69,275
    2,500       Glendale Federal Bank *                                      44,063
      900       Great Financial Corp.                                        21,263
    1,500       Home Financial Corp.                                         23,250
    1,100       Integon Corporation                                          22,619
    1,600       John Alden Financial Corp.                                   33,300
    1,200       Liberty Corporation                                          40,350
    1,800       Life Partners Group, Inc.                                    24,525
    1,100       Life Re Corporation                                          27,569
    1,400       Life USA Holding Inc. *                                      11,200
    1,700       Long Island Bancorp                                          44,944
    2,800       Mid Atlantic Medical Services *                              67,725
    1,100       NAC Re Corp.                                                 39,531
      900       Onbancorp, Inc.                                              30,094
    2,300       Peoples Bank Bridgeport                                      43,988
    1,000       PHH Corporation                                              46,688
    2,200       Premier Bancorp, Inc. *                                      51,288
    7,300       Reliance Group Holdings Inc.                                 63,419
    1,900       Riggs National Corp. *                                       24,581
    3,100       Rollins Truck Leasing Corp.                                  34,100
    2,600       Roosevelt Financial Group                                    50,050
      400       Seafield Capital Corp.                                       13,800
    1,600       Standard Federal Bank                                        63,100
    2,000       Summit Bancorporation                                        62,750
    1,400       T. Rowe Price Associates Inc.                                68,600
    1,800       United Companies Financial Corp.                             47,700
    1,995       Valley National Bancorp                                      49,750
      800       Washington National Corporation                              22,100
    3,900       Western National Corp.                                       62,644
    1,100       Zenith National Insurance Corp.                              23,581
                                                                          ---------
                                                                          1,864,224
                                                                          ---------

15              See accompanying notes to financial statements

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

   Shares                            Common Stock                             Value
-----------------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO  3.43%

    3,400       Chiquita Brands International, Inc.                       $  46,325
      900       Dreyer's Grand Ice Cream, Inc.                               30,263
    3,900       Flowers Industries, Inc.                                     48,019
    1,200       International Multifoods Corp.                               24,150
    1,400       Interstate Bakeries Corporation                              31,238
    1,300       Michael Foods, Inc.                                          15,275
      500       Midwest Grain Products Inc.                                   7,188
    1,500       Ralcorp Holdings Inc.*                                       36,375
    1,900       Savannah Foods & Industries, Inc.                            21,613
    3,000       Starbucks Corp. *                                            62,813
                                                                          ---------
                                                                            323,259
                                                                          ---------
                HEALTH  8.23%

    2,100       Acuson Corporation *                                         25,725
      900       Advanced Technology Laboratories, Inc. *                     22,163
    2,400       Advanced Tissue Sciences Inc. *                              24,150
    2,100       Amsco International, Inc. *                                  31,238
    1,600       Ballard Medical Products                                     28,400
    2,200       Bergen Brunswig Corporation                                  54,863
    1,234       Block Drug Company Inc.                                      43,034
    3,200       Centocor, Inc. *                                             99,200
      800       Cordis Corporation *                                         80,400
      800       Dentsply International Inc.                                  31,950
      900       Diagnostic Products Corporation                              34,088
    1,800       Haemonetics Corporation *                                    31,838
    1,800       Herbalife International Inc.                                 15,750
    1,200       Integrated Health Services                                   30,000
    4,800       Perrigo Company *                                            57,300
    1,650       Summit Technology, Inc. *                                    55,894
    2,500       Surgical Care Affiliates, Inc.                               84,688
    1,400       Ventritex Inc. *                                             24,588
                                                                          ---------
                                                                            775,269
                                                                          ---------
                MACHINERY & RELATED PRODUCTS  3.18%

    1,700       BW/IP, Inc.                                                  27,625
    1,200       Cincinnati Milacron, Inc.                                    31,425
    1,500       Gerber Scientific, Inc.                                      24,469
    2,300       Giddings & Lewis, Inc.                                       37,663
    1,300       Goulds Pumps Incorporated                                    32,419
    1,600       Kennametal Inc.                                              50,600
      700       Lawson Products, Inc.                                        17,281
      500       Nacco Industries, Inc.                                       27,719
    1,300       Silicon Valley Group Inc. *                                  32,906
      800       Zurn Industries, Inc.                                        17,000
                                                                          ---------
                                                                            299,107
                                                                          ---------
                MINING & METALS  1.03%

    1,600       Donaldson Company, Inc.                                      40,300
    3,400       Hecla Mining Company *                                       23,588
    2,400       Pegasus Gold Inc. *                                          33,150
                                                                          ---------
                                                                             97,038
                                                                          ---------
                PAPER & FOREST PRODUCTS  1.87%

    1,400       Chesapeake Corporation                                       41,038
    3,400       Gaylord Container Corp. *                                    27,838
    1,100       Pentair, Inc.                                                55,000
    1,891       Wausau Paper Mills Company                                   52,003
                                                                          ---------
                                                                            175,879
                                                                          ---------
                PRECISION INSTRUMENTS  1.41%

    2,000       Ametek, Inc.                                                 37,750
    1,200       Beckman Instruments, Inc.                                    42,525
    1,200       Credence Systems Corp. *                                     27,300
      900       Measurex Corporation                                         25,425
                                                                          ---------
                                                                            133,000
                                                                          ---------
                RETAIL  4.10%

    2,100       Bed Bath and Beyond *                                        81,375
      600       Blair Corporation                                            18,938
    2,000       Cato Corporation                                             15,375
    6,600       Charming Shoppes, Inc. *                                     19,183
    1,600       Dress Barn, Inc. *                                           15,600
    1,900       Duty Free International Inc.                                 30,400
    1,600       Eagle Hardware & Garden, Inc. *                              11,800
    1,800       Fred Meyer Inc. *                                            40,613
    5,900       Home Shopping Network, Inc. *                                53,469
    2,000       Intelligent Electronics, Inc.                                12,125
    2,100       Lands' End, Inc. *                                           28,875


                  See accompanying notes to financial statements              16

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

   Shares       Common Stock                                                 Value
-----------------------------------------------------------------------------------
                RETAIL - Continued

    1,800       MacFrugal's Bargains-Closeouts, Inc. *                    $  25,088
    1,700       Ross Stores, Inc.                                            32,831
                                                                          ---------
                                                                            385,672
                                                                          ---------

                SERVICES  9.62%

    2,200       Air & Water Technologies Corp. *                             13,613
    1,200       Airborne Freight Corporation                                 32,025
      900       Alaska Air Group, Inc. *                                     14,625
    2,600       Allwaste, Inc. *                                             12,350
    1,800       Arnold Industries, Inc.                                      31,725
    1,200       Banta Corp.                                                  53,250
    2,500       Calgon Carbon Corp.                                          29,844
    1,560       Chris-Craft Industries, Inc. *                               67,275
    1,100       Gibson Greetings, Inc. *                                     17,669
      900       Houghton Mifflin Company                                     38,588
    2,600       Hunt (J. B.) Transport Services, Inc.                        43,875
    1,600       International Dairy Queen, Inc. *                            36,800
    1,500       Luby's Cafeterias, Inc.                                      33,469
    2,200       Morrison Restaurants Inc.                                    30,663
    1,100       New England Business Service, Inc.                           24,338
    2,200       Pittston Services Group                                      69,024
      900       Presstek Inc. *                                              85,163
    1,000       Pulitzer Publishing Co.                                      47,813
    1,200       Sbarro Incorporated                                          25,725
    1,300       Shorewood Packaging Corp. *                                  18,688
    2,000       Sizzler International, Inc.*                                  8,500
    2,000       Standard Register Company                                    40,250
    1,500       TCA Cable TV Incorporated                                    41,719
    1,000       Wallace Computer Services, Inc.                              54,625
    1,500       Western Publishing Group, Inc. *                             11,906
    1,800       Yellow Corporation *                                         22,388
                                                                          ---------
                                                                            905,910
                                                                          ---------

                STEEL & IRON  1.34%

    1,700       AK Steel Holding Corp. *                                     58,086
    1,800       Birmingham Steel Corporation                                 26,888
    1,000       Carpenter Technology Corporation                             41,125
                                                                          ---------
                                                                            126,099
                                                                          ---------

                OTHER INDUSTRIAL CYCLICALS  3.71%

    1,800       ACX Technologies Inc. *                                      27,225
    1,100       Brush Wellman Inc.                                           18,906
    1,000       Carlisle Companies Inc.                                      40,375
    1,200       Cross (A. T.) Company                                        18,150
    2,600       Data General Corporation *                                   35,588
    1,000       Handy and Harman                                             16,563
      600       MAXXAM Inc. *                                                21,150
    2,100       OMI Corporation *                                            13,781
    2,300       Overseas Shipholding Group, Inc.                             43,988
    2,200       Pyxis Corporation *                                          32,313
   11,800       Sunshine Mining Company *                                    15,488
    1,400       Verifone, Inc. *                                             40,075
    1,100       West Company Incorporated                                    25,781
                                                                          ---------
                                                                            349,383
                                                                          ---------

                UTILITIES  6.48%

    1,200       Central Hudson Gas & Electric Corp.                          36,900
      900       CILCORP Inc.                                                 38,250
    1,200       Eastern Utilities Associates                                 28,425
    1,700       IES Industries Inc.                                          44,944
    1,867       International CableTel Inc. *                                45,275
    3,200       LCI International Inc. *                                     65,400
    1,650       MDU Resources Group Inc.                                     33,103
      900       Orange & Rockland Utilities, Inc.                            32,175
    2,600       Public Service Company of New Mexico *                       45,500
    1,800       Sierra Pacific Resources Holding Co.                         42,075
      900       Southern Indiana Gas & Electric Co.                          31,388
    9,900       Tucson Electric Power Company *                              31,556
    2,100       UGI Corporation                                              42,263
      800       U. S. Long Distance Corp. *                                  11,050
    2,500       Vanguard Cellular Systems, Inc. *                            50,313
    1,700       Washington Energy Company                                    31,663
                                                                          ---------
                                                                            610,280
                                                                          ---------

                MISCELLANEOUS  2.12%

    1,700       Argosy Gaming Company *                                      12,750
    1,000       Avid Technology Inc. *                                       19,063
    1,200       Cobra Golf, Inc. *                                           42,900

17              See accompanying notes to financial statements

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1995
--------------------------------------------------------------------------------

   Shares                            Common Stock                             Value
-----------------------------------------------------------------------------------
                MISCELLANEOUS - Continued

    1,100       FoxMeyer Health Corporation *                          $     29,425
    2,100       Grand Casinos Inc. *                                         48,956
    2,400       Handleman Company                                            14,100
    1,300       Kimball International Inc.                                   32,825
                                                                       ------------
                                                                            200,019
                                                                       ------------
                Total Common Stocks  99.20%                               9,342,150
                (cost $8,806,472)

  Contracts
  ---------
                PUT OPTIONS ON THE STANDARD & POOR'S 500
                  STOCK INDEX  0.20%

       75       expiring March 1996 at 570                                   19,219
                (cost $45,263)

                REPURCHASE AGREEMENT 0.83%

                5.3% repurchase agreement dated December 29, 1995
                with Star Bank, N.A., due January 2, 1996
                (repurchase proceeds $78,047),
                collateralized by $85,000
                6% GNMA Pool #8974, maturity May 20, 2022
                (market value $87,072)                                       78,000
                                                                       ------------
                TOTAL INVESTMENTS AND REPURCHASE AGREEMENT  100.23%       9,439,369

                OTHER ASSETS AND LIABILITIES, NET  (0.23%)                  (21,332)
                                                                       ------------
                NET ASSETS  100%                                         $9,418,037
                                                                       ============

                * Denotes a non-income producing security.


================================================================================
GATEWAY SMALL CAP INDEX FUND
Statement of Assets and Liabilities - December 31, 1995
--------------------------------------------------------------------------------

ASSETS:

Common stocks, at value (original cost $8,806,472)                       $9,342,150
Put options, at value (original cost $45,263)                                19,219
Repurchase agreement                                                         78,000
Dividends receivable                                                         11,511
Cash                                                                            628
Receivable for fund shares sold                                                 340
Other assets                                                                  7,844
                                                                       ------------
                                                                          9,459,692
                                                                       ------------
LIABILITIES:

Dividends payable to shareholders                                            25,112
Payable for fund shares redeemed                                              4,890
Other accrued expenses and liabilities                                       11,653
                                                                       ------------
                                                                             41,655
                                                                       ------------
NET ASSETS                                                               $9,418,037
                                                                       ============
Net assets consist of:

Paid-in capital applicable to 852,098 shares outstanding
  (unlimited number of shares authorized, no par value)                  $8,874,813
Accumulated realized gain, net                                               33,590
Unrealized appreciation, net                                                509,634
                                                                       ------------
                                                                         $9,418,037
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                     $11.05
                                                                       ============


                See accompanying notes to financial statements                18

================================================================================
GATEWAY SMALL CAP INDEX FUND
Statement of Operations - For the Year Ended December 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                         $   165,793
Interest income                                                               2,195
                                                                        -----------
                                                                            167,988
                                                                        -----------
EXPENSES:

Investment advisory and management fees                                      85,502
Transfer agent and accounting fees                                           78,000
Reports to shareholders                                                      20,484
Professional fees                                                            16,867
Registration fees                                                            15,501
Custodian fees                                                               12,264
Trustees' fees                                                                6,914
Other expenses                                                                9,373
                                                                        -----------
                                                                            244,905
Fees waived under contract                                                  (85,502)
                                                                        -----------
                                                                            159,403
                                                                        -----------
NET INVESTMENT INCOME                                                         8,585
                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:

  Securities                                                                722,507
  Call options expired and closed                                           (97,875)
  Put options expired and closed                                           (126,520)
                                                                        -----------
     Net realized gain on investments                                       498,112
                                                                        -----------
Change in unrealized appreciation (depreciation) of investments:
  Securities                                                              1,352,108
  Call options                                                               24,437
  Put options                                                               (26,044)
                                                                        -----------
     Change in net unrealized appreciation (depreciation)
       of investments                                                     1,350,501
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                                          1,848,613
                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                       $ 1,857,198
                                                                        ===========



================================================================================
GATEWAY SMALL CAP INDEX FUND
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           Year Ended December 31,
                                                             1995            1994
                                                       -----------      ------------
FROM OPERATIONS:
Net investment income (loss)                           $     8,585      $    (17,972)
Net realized gain on investments                           498,112            35,208
Change in unrealized appreciation (depreciation)
  of investments                                         1,350,501          (877,071)
                                                       -----------      ------------
Net increase (decrease) in net assets
  resulting from operations                              1,857,198          (859,835)
                                                       -----------      ------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:

From net investment income                                  (8,585)             --

From net realized gain on investments                     (538,981)          (99,797)
                                                       -----------      ------------
Decrease in net assets from dividends and
distributions                                             (547,566)          (99,797)
                                                       -----------      ------------

FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                                1,238,323         6,047,384
Net asset value of shares issued in reinvestment

  of dividends and distributions                           522,299            95,519
Payments for shares redeemed                            (3,309,369)       (8,527,840)
                                                       -----------      ------------
Net decrease in net assets from fund share              (1,548,747)       (2,384,933)
transactions
                                                       -----------      ------------
NET DECREASE IN NET ASSETS                                (239,115)       (3,344,565)

NET ASSETS:

Beginning of period                                      9,657,152        13,001,717
                                                       -----------      ------------
End of period                                          $ 9,418,037      $  9,657,152
                                                       ===========      ============
FUND SHARE TRANSACTIONS:

Shares sold                                                117,773           590,569
Shares issued in reinvestment of dividends
  and distributions                                         47,267             9,919
Less shares redeemed                                      (315,501)         (853,574)
                                                       -----------      ------------
NET DECREASE IN SHARES OUTSTANDING                        (150,461)         (253,086)
                                                       ===========      ============


19              See accompanying notes to financial statements

================================================================================
GATEWAY SMALL CAP INDEX FUND
Financial Highlights
--------------------------------------------------------------------------------

                                                                       Period Ended
                                            Year Ended   December 31,  December 31,
                                               1995(4)      1994          1993  (1)
                                              --------   ------------  ------------
Net asset value, beginning of period          $ 9.63      $10.35         $10.00
                                              ------      ------         ------
Net investment income (loss)                    0.03       (0.02)          0.04
Net gains (losses) on securities                2.07       (0.60)          0.61
                                              ------      ------         ------
   Total from investment operations             2.10       (0.62)          0.65
                                              ------      ------         ------
Dividends from net investment income           (0.01)       0.00          (0.04)
Distributions from capital gains               (0.67)      (0.10)         (0.26)
                                              ------      ------         ------
   Total distributions                         (0.68)      (0.10)         (0.30)
                                              ------      ------         ------
Net asset value, end of period                $11.05      $ 9.63         $10.35
                                              ======      ======         ======
TOTAL RETURN                                   21.81%      (5.99%)         6.50%(3)

Net assets, end of period (millions)          $ 9.42      $ 9.66         $13.00

Ratio of net expenses to average net            1.68%       2.00%          1.92%
assets (2)

Ratio of net investment income (loss) to
   average net assets (2)                       0.09%      (0.14%)         0.98%

Portfolio turnover rate                           20%         39%             3%(3)


(1) The Small Cap Index Fund commenced operations on June 16, 1993.

(2) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.08% in 1993 had the Adviser not voluntarily reimbursed expenses. These ratios are annualized in periods less than a year.

(3)  Not annualized.

(4) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser of the Fund


==============================================================================
NOTES TO FINANCIAL STATEMENTS
December 31, 1995
------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust (the Trust) is a family of four no-load diversified mutual funds. The financial statements of Gateway Mid Cap Index Fund (Mid Cap) and Gateway Small Cap Index Fund (Small Cap), collectively the (Funds), are included in this report. Gateway Index Plus Fund and the Cincinnati Fund are included in separate annual reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Funds' significant accounting policies.

INVESTMENTS VALUATION - The Funds normally value common stocks and option contracts at the mean of the closing bid and asked quotation on each trading day. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies set by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid annually.

FEDERAL INCOME TAXES - The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable income to the shareholders. Based on this policy, the Funds make no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes. Tax regulations require the Funds to assume that open option contracts are closed each year end and include the resulting calculated capital gain or loss in the determination of federal taxable income.

                See accompanying notes to financial statements                20

================================================================================
NOTES TO FINANCIAL STATEMENTS
December 31, 1995
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS - The Funds require the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Funds enter into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

2.  TRANSACTIONS WITH AFFILIATES

Gateway Investment Advisers, Inc. (GIA) was the investment adviser of the Funds prior to December 15, 1995. On December 15, 1995, the advisory contracts between the Funds and GIA were terminated, and new contracts were entered into with the Adviser. There were no changes in the advisory fee, or the computation thereof, as a result of the new contracts. The Funds pay the Adviser a monthly management fee computed at an annual rate of 0.90% of the first $50 million of the average daily net assets of the respective fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of Small Cap's average daily net assets, or 1.50% of Mid Cap's average daily net assets, the advisory contracts require the Adviser to waive some or all of its advisory fee as necessary to limit each Fund's expenses to the stated level. For 1995, the Adviser has agreed to voluntarily waive some or all of its advisory fee if the Small Cap's expense ratio exceeds 1.50%. Any contractual or voluntary waiver, however, will not exceed the aggregate advisory fee paid by the Fund for the applicable year. As a result, for the year ended December 31, 1995, the Adviser waived advisory fees of $50,766 for Mid Cap and $85,502 for Small Cap. Additionally for 1995, the Adviser has agreed to reimburse other expenses of Mid Cap as necessary to limit Mid Cap's expenses to 2.00%, and accordingly reimbursed $28,245 in expenses.

The Adviser maintains the Funds' accounting records for a monthly fee of $4,000 for each fund. The Adviser also provides shareholder servicing, transfer, and dividend disbursing agent services for the Trust. The Funds reimburse the Adviser for the cost to provide these services subject to a minimum monthly fee of $2,500 and a limitation of 0.20% of average daily net assets.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 per fund for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

At December 31, 1995, the Adviser controlled, but did not own, 58.1% of Mid Cap's outstanding shares, and 52.0% of Small Cap's outstanding shares.

3.  SECURITIES TRANSACTIONS

For the year ended December 31, 1995, purchases and proceeds from sales of common stocks are as follows:

                                                     MID CAP        SMALL CAP
                                                     -------        ---------
   Purchases of investment securities             $   992,207        $1,909,377
   Proceeds from sales of investment securities     3,329,580         4,159,594

The Funds may write (sell) call options on stocks indices for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Funds may also buy put options on stock indices. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. The liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in the market value of the hedged portfolio. Similarly, the value of purchased puts increases to offset declines and decreases to offset rises in portfolio value.

4.  UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

Unrealized appreciation (depreciation) of common stocks at December 31, 1995, based on the cost of investments, is as follows:

                                                    MID CAP       SMALL CAP
                                                    -------       ---------
    Gross unrealized appreciation                 $1,083,690      $1,758,665
    Gross unrealized depreciation                   (383,681)     (1,222,987)
                                                  ----------      ----------
    Net unrealized appreciation (depreciation)    $  700,009      $  535,678
                                                  ==========      ==========

================================================================================
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Gateway Mid Cap Index Fund and Gateway Small Cap Index Fund of The Gateway Trust:

We have audited the accompanying statements of assets and liabilities of the Gateway Mid Cap Index Fund and Gateway Small Cap Index Fund of THE GATEWAY TRUST (an Ohio business trust), including the portfolios of investments, as of December 31, 1995, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated thereon (see pages 4 to 12 and 14 to 21). These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Mid Cap Index Fund and Gateway Small Cap Index Fund of The Gateway Trust as of December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

Cincinnati, Ohio                                             Arthur Andersen LLP
January 19, 1996

================================================================================
THE GATEWAY TRUST
--------------------------------------------------------------------------------

                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                                 Star Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly S. Gordon
                                  John F. Lebor
                                 Walter G. Sall
                              William H. Schneebeck
                                 Peter W. Thayer

                                     [LOGO]
                               THE GATEWAY TRUST
                                 P.O. BOX 5211
                           CINCINNATI, OH 45201-5211
                                 (800) 354-6339

MEMBER OF
====================================
100% NO-LOAD(TM) MUTUAL FUND COUNCIL
====================================

                               February 27, 1996




         For generations Cincinnatians have taken great pride in the standard of living our community provides. This includes the benefits of a healthy economic base in which our corporations have flourished. These companies have benefited from a favorable business environment, a highly educated population, and a geographical location that provides easy access to 70% of the U. S. population. The Cincinnati Fund was specifically designed to provide these economic benefits to the investors of the Greater Cincinnati Area.

         As the enclosed report shows, the Fund delivered a generous total return of 35.31% in 1995. This return reflects the drama of rapid advances by small growth companies like Structural Dynamics Research Corp. with the solid strength of our larger domestic and multinational companies like Procter & Gamble.

         We are pleased that the Cincinnati Fund's diversified business portfolio fully participated in the region's exceptional growth in 1995. We appreciate your trust and confidence and look forward to continuing to help you reach your investment goals.

                                        Sincerely,

                                        /s/ Walter G. Sall

                                        Walter G. Sall
                                        Chairman

                                   CINCINNATI
                                   ---FUND---
                  P.O. BOX 5211 - CINCINNATI, OHIO 45201-5211
                                 (800) 354-5525

                                   CINCINNATI
                                   ---FUND---

                                 ANNUAL REPORT
                                      1995

                                 CINCINNATI FUND

-----------------Portfolio Manager's Report - December 31, 1995----------------


The Cincinnati Fund had an excellent year in 1995, producing a total return of 35.31%. The average annual total return for the Fund since inception is 29.22%. On December 29, 1995, the Fund paid a $0.251 per share income dividend and a $0.038 per share capital gain distribution.

----------------------------------------------------------------
                                   Top Ten Holdings
                               As of December 31, 1995
----------------------------------------------------------------
                Kroger Co.                                 5.47%
                CINergy Corp.                              4.89%
                Procter & Gamble Co.                       4.23%
                Cincinnati Bell Inc.                       4.12%
                Star Banc Corp.                            3.44%
                General Electric Company                   3.43%
                Cincinnati Financial Corp.                 2.73%
                Federated Department Stores, Inc.          2.71%
                Provident Bancorp, Inc.                    2.65%
                AT&T Corporation                           2.53%
----------------------------------------------------------------

 The stock market, as measured by the Standard and Poor's 500 Stock Index, posted the strongest calendar year gain since 1975. Local stocks were equally impressive -- 90% of the stocks included in the Fund posted gains for the year. These gains were not only derived from both large and small capitalization stocks, but from many industry sectors, as well. Listed above are the top ten holdings in the portfolio as of December 31, 1995.

              -------------Largest Sector Weightings-------------

Many names from the finance sector populate the list of the top ten holdings. In fact at 18.45%, the finance sector boasts the largest industry weighting in the portfolio. If interest rates, particularly short-term, continue to decline, the profitability of the banking industry should remain strong. The commercial loan demand in the Cincinnati area remains healthy. Without question, the banking industry in our area is extremely well managed.

Performance data represents past performance and your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

----------------------------------------------------------------
1 CINCINNATI FUND

                                 CINCINNATI FUND

-----------------Portfolio Manager's Report - December 31, 1995-----------------

The strong presence of local utility companies in the top ten list is also reflective of our optimistic view of the Cincinnati area economy. Additionally, the move to overweight this industry group is based upon our desire to become more conservative in a stock market environment which appears to be fully valued. As of December 31, 1995, the utility sector had the second highest weighting in the Fund.

                   -------------Portfolio Changes-------------

The fourth quarter of 1995 was noticeably quiet on the restructuring front after a very active nine months of mergers and acquisitions affected the Cincinnati Fund's portfolio:

         - U. S. Shoe Corporation sold its footwear division to Nine West Group, its Lenscrafters division to Luxottica Group S.P.A. and its women's apparel division to a Luxottica-related Italian firm.

         - Federated Department Stores, Inc. continued its buying spree with the acquisition of Broadway Stores on the West Coast, after the megadeal of acquiring Macy's earlier in the year.

         - American Financial Corp., owned by the Lindner family, was merged into the Lindner-controlled, publicly traded, American Premier Underwriters to form the newly created American Financial Group, Inc.

         - Thriftway Inc., the local supermarket chain run by Richard Lindner, was sold to Winn Dixie Stores, Inc. It will be fascinating to watch Winn Dixie challenge its largest national competitor, Kroger Co., right in its foe's backyard.

         - Other notable transactions included the nonlocal purchases of The Future Now and USA Mobile Communications.

         - A few of our local companies considered selling or merging; Gibson Greetings, Inc. decided to sell only its Cleo gift-wrap division, and Citicasters called off a merger with OmniAmerica Communications in Cleveland.

--------------------------------------------------------------------------------
                                                               CINCINNATI FUND 2

                                 CINCINNATI FUND

-----------------Portfolio Manager's Report - December 31, 1995-----------------

As we head into 1996, the financial news hitting Wall Street appears to be favorable; interest rates are declining, inflation remains in check, and corporate earnings are growing at a more moderate rate. We are concerned, however, that much of this good news has already been discounted into the market. History certainly suggests that 1996 will not match 1995's spectacular gains. This more cautious view of the market, however, does not diminish our long-term optimism for the Cincinnati Fund.

All in all, 1995 was a hectic but highly rewarding year for the Cincinnati Fund. We remain steadfast in our belief that Cincinnati continues to offer its corporate citizens unique opportunities and excellent conditions to perform. We appreciate your support and look forward to many more rewarding years!

/s/ J. Patrick Rogers

J. Patrick Rogers, CFA
President

                  -------------Industry Weightings-------------

Utilities                                                     11.5%
Finance                                                       18.5%
Industrial Cyclicals                                           8.6%
Consumer Durables                                              5.0%
Consumer Staples                                               8.7%
Services                                                      11.2%
Retail                                                        10.8%
Health                                                         5.2%
Technology                                                     8.4%

                          As a Percentage of Net Assets

-------------------------------------------------------------------------------
3 CINCINNATI FUND

                                 CINCINNATI FUND

-----------------Portfolio of Investments - December 31, 1995-----------------

Shares              Common Stocks                                               Value
------              -------------                                               -----
                    UTILITIES  11.54%

2,300               AT&T Corporation                                          $148,781
7,000               Cincinnati Bell Inc.                                       241,938
9,400               CINergy Corp.                                              287,288
                                                                             ---------
                                                                               678,007
                                                                             ---------

                    FINANCE  18.45%

2,500               American Annuity Group, Inc.                                29,688
1,000               American Financial Enterprises, Inc.                        22,375
1,300               American Financial Group, Inc.                              39,813
  600               Banc One Corp.                                              22,650
2,470               Cincinnati Financial Corp.                                 160,550
1,700               Fifth Third Bancorp                                        123,874
  700               First Financial Bancorp                                     24,238
  840               Huntington Bancshares Inc.                                  20,055
1,000               Kentucky Enterprise Bancorp Inc.                            27,875
1,000               Manhattan Life Insurance Co. *                               4,250
3,300               McDonald & Company Investments, Inc.                        59,194
  800               Midland Co.                                                 39,300
2,000               Ohio Casualty Corp.                                         77,000
1,800               PNC Bank Corp.                                              57,713
3,300               Provident Bancorp, Inc.                                    155,513
3,400               Star Banc Corp.                                            202,088
1,000               Suburban Bancorporation, Inc.                               18,125
                                                                             ---------
                                                                             1,084,301
                                                                             ---------
                    INDUSTRIAL CYCLICALS  8.56%

3,500               AK Steel Holding Corp.                                     119,656
  300               Champion International Corp.                                12,581
1,200               Chemed Corporation                                          46,575
4,500               Cincinnati Milacron, Inc.                                  117,844
  300               Corning Inc.                                                 9,581
  600               International Paper Co.                                     22,688
  800               James River Corp. of Virginia                               19,150
5,000               LSI Industries Inc.                                         81,875
  300               Monsanto Company                                            36,750
4,300               Multi-Color Corp. *                                         11,825
6,000               NS Group Inc. *                                             15,375
1,000               Zaring Homes, Inc. *                                         9,125
                                                                             ---------
                                                                               503,025
                                                                             ---------

         See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                               CINCINNATI FUND 4

                                 CINCINNATI FUND

----------------- Portfolio of Investments - December 31, 1995 -----------------

Shares              Common Stocks                                                Value
------              -------------                                                -----
                    CONSUMER DURABLES  5.04%
3,000               Baldwin Piano & Organ Co. *                               $ 37,875
1,800               Cintas Corp.                                                80,550
3,500               Ford Motor Company                                         101,281
1,100               General Motors Corp.                                        57,888
  600               Hasbro, Inc.                                                18,525
                                                                              --------
                                                                               296,119
                                                                              --------
                    CONSUMER STAPLES  8.70%
  400               Avon Products, Inc.                                         30,125
2,500               Chiquita Brands International, Inc.                         34,063
1,800               Heinz (H. J.) Co.                                           59,288
1,800               PepsiCo Inc.                                               100,463
3,000               Procter & Gamble Co.                                       248,625
  300               Sara Lee Corp.                                               9,563
1,500               Super Food Services, Inc.                                   19,688
  300               Sysco Corp.                                                  9,731
                                                                              --------
                                                                               511,546
                                                                              --------
                    SERVICES  11.17%
1,800               Citicasters Inc.                                            42,075
4,350               Comair Holdings, Inc.                                      116,363
  200               CSX Corp.                                                    9,113
1,300               Delta Air Lines, Inc.                                       95,794
4,222               Frisch's Restaurants, Inc.                                  38,266
  200               Gannett Co., Inc.                                           12,288
5,300               Gibson Greetings, Inc. *                                    85,131
2,000               Jacor Communications Inc. *                                 34,000
1,800               McDonald's Corp.                                            80,888
2,300               Scripps (E. W.) Co.                                         90,563
3,000               Skyline Chili Inc. *                                        12,188
  600               Time Warner, Inc.                                           22,650
  800               Wendy's International Inc.                                  17,050
                                                                              --------
                                                                               656,369
                                                                              --------
                    RETAIL  10.79%
5,800               Federated Department Stores, Inc.*                         159,138
8,600               Kroger Co. *                                               321,425
2,200               Mercantile Stores Company, Inc.                            101,613



                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
5  CINCINNATI FUND

                                 CINCINNATI FUND

----------------- Portfolio of Investments - December 31, 1995 -----------------


Shares              Common Stocks                                               Value
------              -------------                                               -----
                    RETAIL - Continued

1,000               Nine West Group, Inc. *                                 $   37,500
  400               Winn Dixie Stores, Inc.                                     14,700
                                                                            ----------
                                                                               634,376
                                                                            ----------
                    HEALTH  5.16%

3,500               Duramed Pharmaceuticals, Inc. *                             52,063
1,300               Johnson & Johnson                                          111,313
4,522               Meridian Diagnostics Inc.                                   50,025
2,000               Omnicare, Inc.                                              89,625
                                                                            ----------
                                                                               303,026
                                                                            ----------
                    TECHNOLOGY  8.41%

4,500               Cincinnati Microwave Inc. *                                 19,969
2,800               General Electric Company                                   201,425
  800               International Business Machines Corp.                       73,200
3,000               International Lottery, Inc. *                               24,938
  300               Litton Industries, Inc. *                                   13,350
3,300               Pomeroy Computer Resources, Inc. *                          44,550
4,000               Structural Dynamics Research Corp. *                       117,000
                                                                            ----------
                                                                               494,432
                                                                            ----------

                    TOTAL COMMON STOCKS  87.82%                              5,161,201
                    (cost $3,908,846)

                    REPURCHASE AGREEMENT  12.08%
                    5.3% repurchase agreement dated December 29, 1995
                    with Star Bank, N.A., due January 2, 1996
                    (repurchase proceeds $710,418),
                    collateralized by $750,000
                    6% GNMA Pool #8974, maturity May 20, 2022
                    (market value $768,281)                                    710,000

                    OTHER ASSETS AND LIABILITIES, NET  0.10%                     5,657
                                                                            ----------
                    NET ASSETS  100%                                        $5,876,858
                                                                            ==========

                    *Denotes a non-income producing security.


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                               CINCINNATI FUND 6

                                 CINCINNATI FUND

------------Statement of Assets and Liabilities - December 31, 1995------------

ASSETS:
Common stocks, at value (original cost $3,908,846)         $5,161,201
Repurchase agreement                                          710,000
Dividends receivable                                            8,876
Receivable for fund shares sold                                 7,989
Cash                                                               21
Other assets                                                    2,055
                                                           ----------
                                                            5,890,142
                                                           ----------
LIABILITIES:
Dividends payable to shareholders                               2,721
Other accrued expenses and liabilities                         10,563
                                                           ----------
                                                               13,284
                                                           ----------
NET ASSETS                                                 $5,876,858
                                                           ==========
NET ASSETS CONSIST OF:

Paid-in capital applicable to 448,088 shares outstanding
  (unlimited number of shares authorized, no par value)    $4,622,637
Accumulated realized gain, net                                  1,866
Unrealized appreciation, net                                1,252,355
                                                           ----------
                                                           $5,876,858
                                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                                           $    13.12
                                                           ==========


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
7 CINCINNATI FUND

                                 CINCINNATI FUND

--------------------------- Statement of Operations --------------------------
                        For Year Ended December 31, 1995

INVESTMENT INCOME:

Dividend income                                                   $    76,708
Interest income                                                        37,820
                                                                  -----------
                                                                      114,528
                                                                  -----------
EXPENSES:

Transfer agent and accounting fees                                     78,000
Investment advisory and management fees                                23,429
Reports to shareholders                                                13,000
Professional fees                                                      12,927
Custodian fees                                                          8,891
Trustees' fees                                                          6,155
Registration fees                                                       2,423
Other expenses                                                          4,832
                                                                  -----------
                                                                      149,657

Fees waived and expenses reimbursed under contract                    (55,581)
Expenses reimbursed voluntarily                                        (1,139)
                                                                  -----------
                                                                       92,937
                                                                  -----------
NET INVESTMENT INCOME                                                  21,591
                                                                  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gains                                                     96,868
Change in net unrealized appreciation                               1,284,165
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     1,381,033
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 1,402,624
                                                                  ===========

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                              CINCINNATI FUND  8

                                 CINCINNATI FUND

---------------------- Statement of Changes in Net Assets ----------------------

                                                                                        For the Period from
                                                                   Year Ended           November 7, 1994 to
                                                                December 31, 1995        December 31, 1994
                                                                -----------------       -------------------
FROM OPERATIONS:

Net investment income                                             $    21,591             $    10,003
Net realized gain on investments                                       96,868                    --
Change in unrealized appreciation (depreciation) of investments     1,284,165                 (31,810)
                                                                  -----------             -----------
Net increase (decrease) in net assets resulting from operations     1,402,624                 (21,807)
                                                                  -----------             -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                            (31,594)                   --
From net realized gain on investments                                 (95,002)                   --
                                                                  -----------             -----------
Decrease in net assets from dividends and distributions              (126,596)                   --
                                                                  -----------             -----------
FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                                           1,642,766               3,247,020
Net asset value of shares issued in reinvestment of
 dividends and distributions                                          123,748                    --
Payments for shares redeemed                                         (390,897)                   --
                                                                  -----------             -----------
Net increase in net assets from fund share transactions             1,375,617               3,247,020
                                                                  -----------             -----------
NET INCREASE IN NET ASSETS                                          2,651,645               3,247,020

NET ASSETS:

Beginning of period                                                 3,225,213                    --
                                                                  -----------             -----------
End of period, including undistributed
 net investment income of $0 and $10,003, respectively            $ 5,876,858             $ 3,225,213
                                                                  ===========             ===========
FUND SHARE TRANSACTIONS:

Shares sold                                                           144,900                 325,527
Shares issued in reinvestment of dividends and distributions            9,432                    --
Less shares redeemed                                                  (31,771)                   --
                                                                  -----------             -----------
NET INCREASE IN SHARES OUTSTANDING                                    122,561                 325,527
                                                                  ===========             ===========

-------------------------------------------------------------------------------
                 See accompanying notes to financial statements

9 CINCINNATI FUND

                                CINCINNATI FUND

------------------------------Financial Highlights------------------------------

                                                                           For the Period from
                                                   Year Ended              November 7, 1994 to
                                             December 31, 1995 (3)          December 31, 1994
                                             ---------------------          -----------------

Net asset value, beginning of period              $    9.91                      $10.00
                                                  ---------                      ------
Net investment income                                  0.04                        0.03
Net gains (losses) on securities                       3.46                       (0.12)
                                                  ---------                      ------
  Total from investment operations                     3.50                       (0.09)
                                                  ---------                      ------
Dividends from net investment income                  (0.07)                       0.00
Distributions from capital gains                      (0.22)                       0.00
                                                  ---------                      ------
  Total distributions                                 (0.29)                       0.00
                                                  ---------                      ------
Net asset value, end of period                    $   13.12                      $ 9.91
                                                  =========                      ======
TOTAL RETURN                                          35.31%                      (0.90%)(2)

Net assets, end of period (millions)              $    5.88                      $ 3.23


Ratio of net expenses to average net assets (1)        1.98%                       1.96%

Ratio of net investment income to average net
 assets   (1)                                          0.46%                       2.24%

Portfolio turnover rate                                9%                             0%(2)

[FN]

(1) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.02% in 1995 and 0.04% in 1994 had the Adviser not voluntarily reimbursed expenses. Ratios are annualized in periods less than a year.

(2)   Not annualized.

(3) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser of the Fund.


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                              CINCINNATI FUND 10

                                 CINCINNATI FUND

----------------Notes to Financial Statements - December 31, 1995---------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of four no-load diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The Fund commenced operation on November 7, 1994. Gateway Index Plus Fund, Gateway Mid Cap Index Fund, and Gateway Small Cap Index Fund are included in separate annual reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION - The Fund normally values common stocks at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies set by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid annually.

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

--------------------------------------------------------------------------------

11  CINCINNATI FUND

                                 CINCINNATI FUND

-------------- Notes to Financial Statements - December 31, 1995 ---------------

2. TRANSACTIONS WITH AFFILIATES
Gateway Investment Advisers, Inc. (GIA) was the investment adviser of the Fund prior to December 15, 1995. On December 15, 1995, the advisory contract between the Fund and GIA was terminated, and a new contract was entered into with the Adviser. There were no changes in the advisory fee, or the computation thereof, as a result of the new contract. The Fund pays the Adviser a monthly management fee computed at an annual rate of 0.50% of its average daily net assets.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of average daily net assets, the Adviser has agreed to reduce its fee (and for 1995 reimburse other expenses) as necessary to limit the Fund's expenses to this level. As a result for the year ended December 31, 1995, the Adviser waived its entire management fees of $23,429 and reimbursed $33,291 in other expenses.

The Adviser maintains the Fund's accounting records for a monthly fee of $4,000. The Adviser also provides shareholder servicing, transfer, and dividend disbursing agent services for the Trust. The Fund reimburses the Adviser for the cost to provide these services, subject to a minimum monthly fee of $2,500 and a limitation of 0.20% of average daily net assets.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

At December 31, 1995, the Adviser controlled, but did not own, 17.7% of the outstanding shares of the Fund.

3. SECURITIES TRANSACTIONS
For the year ended December 31, 1995, purchases of investment securities (excluding short-term investments) totaled $1,522,240, and proceeds from sales totaled $367,444.

4. UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
At December 31, 1995, gross unrealized appreciation of common stocks totaled $1,294,481 and gross unrealized depreciation totaled ($42,126), based on the cost of investments.

--------------------------------------------------------------------------------
                                                              CINCINNATI FUND 12

                                 CINCINNATI FUND

------------------- Report of Independent Public Accountants -------------------

To the Shareholders and Board of Trustees of the Cincinnati Fund of The Gateway
Trust:

We have audited the accompanying statement of assets and liabilities of the Cincinnati Fund of THE GATEWAY TRUST (an Ohio business trust), including the portfolio of investments, as of December 31, 1995, and the related statement of operations, statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cincinnati Fund of The Gateway Trust as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

Cincinnati, Ohio                                             Arthur Andersen LLP
January 19, 1996

--------------------------------------------------------------------------------
13  CINCINNATI FUND

RISK/REWARD CHART - CINCINNATI FUND

11/7/94 - 12/31/95
------------------

                                                        Risk           Return
                                                        ----           ------
US T-bills (30 day)                                     0.12%           5.29%
Cincinnati Fund                                         5.88%          29.22%
S&P 500 Stock Index                                     7.32%          29.50%


        The above chart shows that, in general, more risk must be taken to earn higher total returns. The chart shows three points. One point shows 30-day U.S. Treasury bills, one point shows the S&P 500 Index, and the third point shows the Cincinnati Fund. The line connecting Treasury bills and the S&P 500 Index shows all the possible outcomes if an investment had been allocated between these two choices in varying positions. When the Cincinnati Fund point appears above the line, it shows that the Fund earned a higher-than-expected return during the period covered by the chart, considering the amount of risk it took to earn that return. If the point appears below the line, it shows the reverse. The succeeding years may be quite different in terms of reward for all three investments shown on the charts. The risk, however, tends to be constant over time.

                                 CINCINNATI FUND

                       Professional Services and Trustees

                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                                 Star Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly S. Gordon
                                  John F. Lebor
                                 Walter G. Sall
                              William H. Schneebeck
                                 Peter W. Thayer



-------------------------------------------------------------------------------
                                                             CINCINNATI FUND 14